UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund and Forward Tactical Growth Fund.

The Schedule of Investments of the following series of the registrant has been or will be submitted in a separate Form N-Q: Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier Markets Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Allocation Fund, Forward International Equity Fund, Forward Investment Grade Fixed Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

Forward Banking and Finance Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.22%
Financial Services: 96.22%
Asset Management & Custodian: 1.93%
6,280	Affiliated Managers Group, Inc. (a)	$496,120
8,296	Westwood Holdings Group, Inc.	305,293
		801,413
Banks: Diversified: 67.32%
5,423	American Business Bank (a)	136,931
25,641	Arrow Financial Corp.	689,486
74,420	The Bancorp, Inc. (a)	662,338
10,190	BancorpSouth, Inc.	213,582
28,366	Bank of Marin Bancorp	938,347
40,184	Bank of The Ozarks, Inc.	1,414,076
4,633	Bar Harbor Bankshares	141,307
12,560	California United Bank (a)	162,024
8,186	Camden National Corp.	262,852
45,700	Cardinal Financial Corp.	488,076
70,000	CenterState Banks, Inc.	857,500
7,000	Citizens Financial Services, Inc.	188,300
36,343	Columbia Banking System, Inc.	738,126
27,690	Community Bank System, Inc.	630,778
98,529	Community Bankers Trust Corp.	286,719
23,600	CVB Financial Corp.	234,348
40,735	Danvers Bancorp, Inc.	563,365
12,036	Eagle Bancorp Montana, Inc.	120,360
18,872	Eagle Bancorp, Inc. (a)	223,633
22,316	Enterprise Financial Services Corp.	246,815
8,800	Financial Institutions, Inc.	128,656
2,871	First Citizens BancShares, Inc., Class A	570,640
28,866	First Financial Bancorp	513,526
14,100	First Financial Bankshares, Inc.	726,855
11,689	First Horizon National Corp. (a)	164,229
21,100	The First of Long Island Corp.	508,510
10,944	FirstMerit Corp.	236,062
17,500	F.N.B. Corp.	141,925
79,930	Guaranty Bancorp (a)	127,089
11,266	Hancock Holding Co.	471,031
10,200	Home BancShares, Inc.	269,688
17,082	Horizon Bancorp	329,683
6,270	Hudson Valley Holding Corp.	151,734
21,434	IBERIABANK Corp.	1,286,254
29,500	Independent Bank Corp.	727,470
13,700	International Bancshares Corp.	314,963
30,063	Lakeland Financial Corp.	572,700
14,566	MidSouth Bancorp, Inc.	240,339
26,800	MidWestOne Financial Group, Inc.	315,972
12,400	NBT Bancorp, Inc.	283,340
17,123	Orrstown Financial Services, Inc.	434,411
24,350	Pacific Premier Bancorp, Inc. (a)	119,315
43,000	Pinnacle Financial Partners, Inc. (a)	649,730
11,677	PrivateBancorp, Inc.	159,975
27,800	Prosperity Bancshares, Inc.	1,139,800

12,433	Sandy Spring Bancorp, Inc.	186,495
7,030	SCBT Financial Corp.	260,391
69,700	Seacoast Banking Corp. of Florida (a)	119,187
33,709	Signature Bank (a)	1,248,918
13,866	Southern National Bancorp of Virginia, Inc. (a)	111,136
8,820	Southside Bancshares, Inc.	190,247
8,933	Sterling Bancorp	89,777
46,206	Susquehanna Bancshares, Inc.	453,281
22,204	SVB Financial Group (a)	1,036,039
9,753	TCF Financial Corp.	155,463
87,328	Texas Capital Bancshares, Inc. (a)	1,658,360
2,640	Tompkins Financial Corp.	96,307
14,166	Tower Bancorp, Inc.	379,224
75,266	United Community Banks, Inc. (a)	331,923
10,888	ViewPoint Financial Group	176,495
21,703	Washington Banking Co.	273,241
120,011	Western Alliance Bancorp (a)	682,863
18,430	Wintrust Financial Corp.	685,780
		27,917,987
Banks: Savings, Thrift & Mortgage: 8.02%
27,300	Dime Community Bancshares, Inc.	344,799
20,400	First Niagara Financial Group, Inc.	290,088
12,500	Flushing Financial Corp.	158,250
17,100	Heritage Financial Corp. (a)	258,039
50,256	HF Financial Corp.	507,586
10,300	OceanFirst Financial Corp.	117,008
20,800	Teche Holding Co.	684,320
4,970	Territorial Bancorp, Inc.	94,579
9,700	TFS Financial Corp.	129,495
15,060	Washington Federal, Inc.	306,019
47,460	Westfield Financial, Inc.	436,157
		3,326,340
Diversified Financial Services: 5.17%
91,000	First California Financial Group, Inc. (a)	240,240
35,000	Raymond James Financial, Inc.	935,899
16,274	Stifel Financial Corp. (a)	874,728
23,306	Thomas Weisel Partners Group, Inc. (a)	91,360
		2,142,227
Financial Data & Systems: 2.43%
32,343	Cass Information Systems, Inc.	1,007,484
Insurance: Multi-Line: 1.53%
23,030	HCC Insurance Holdings, Inc.	635,628
Insurance: Property-Casualty: 5.88%
2,030	Argo Group International Holdings, Ltd.	66,158
12,110	The Hanover Insurance Group, Inc.	528,116
11,210	Harleysville Group, Inc.	378,450
58,382	Meadowbrook Insurance Group, Inc.	461,218
25,595	Mercer Insurance Group, Inc.	460,710
6,980	RenaissanceRe Holdings, Ltd.	396,185
6,580	Tower Group, Inc.	145,879
		2,436,716
Real Estate Investment Trusts: 2.33%
15,250	American Campus Communities, Inc.	421,815
34,540	Urstadt Biddle Properties, Inc., Class A	546,077
		967,892
Securities Brokerage & Service: 1.61%
24,750	KBW, Inc. (a)	665,775
	Total Common Stocks (Cost $32,440,106)	39,901,462

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.01%
$1,663,302	Brown Brothers Harriman & Co. - Grand Cayman 0.030%, due 04/01/10	1,663,302
	Total Short -Term Bank Debt Instruments (Cost $1,663,302)	1,663,302
	Total Investments: 100.23% (Cost $34,103,408)	41,564,764
	Net Other Assets and Liabilities: (0.23)%	(94,281)
	Net Assets: 100.00%	$41,470,483

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerging Markets Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.89%
Argentina: 0.00% (a)
131	Banco Macro SA, ADR (b)	$3,916
Brazil: 18.63%
211,100	Aliansce Shopping Centers SA (c)	1,222,667
136,664	Banco do Brasil SA	2,285,482
588,148	Brookfield Incorporacoes SA	2,612,742
85,946	Centrais Eletricas Brasileiras SA, Sponsored ADR (b)	1,289,190
228,114	Cielo SA	2,166,528
78,904	Companhia de Saneamento Basico do Estado de Sao Paulo	1,430,907
442,994	Companhia Vale do Rio Doce	12,293,280
345,460	Ecorodovias Infraestrutura e Logistica SA (c)	1,845,458
82,173	Fleury SA (c)	886,721
160,200	Hypermarcas SA (c)	1,954,812
274,439	Itau Unibanco Holding SA, ADR (b)	6,034,914
129,794	Natura Cosmeticos SA	2,647,189
475,326	OGX Petroleo e Gas Participacoes SA	4,447,620
240,482	Petroleo Brasileiro SA, ADR (b)	10,699,043
38,492	Petroleo Brasileiro SA, Sponsored ADR (b)	1,523,898
69,435	Tim Participacoes SA, ADR (b)	1,927,516
106,140	Vivo Participacoes SA, ADR (b)	2,877,455
		58,145,422
China: 19.49%
443	Bosideng International Holdings, Ltd.	99
2,876,000	China CITIC Bank	2,155,819
1,691,000	China Coal Energy Co., Ltd.	2,639,652
5,839,000	China Construction Bank Corp.	4,782,952
2,713,000	China Dongxiang Group Co., Ltd.	1,956,764
1,106,436	China Life Insurance Co.	5,301,146
421,250	China Mobile, Ltd.	4,052,854
1,351,675	China National Building Material Co., Ltd.	2,618,306
309	China Shanshui Cement Group, Ltd.	173
4,522,000	China Telecom Corp., Ltd., Class H	2,230,642
2,068,000	China Unicom, Ltd.	2,327,890
2,800,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (c)	1,716,586
764,000	Citic Pacific, Ltd.	1,826,299
2,894,000	CNOOC, Ltd.	4,763,540
1,598,000	CNPC Hong Kong, Ltd.	2,243,385
400	Great Wall Motor Co., Ltd.	832
410	Industrial & Commercial Bank of China, Ltd.	313
3,432,000	Maanshan Iron & Steel Co., Ltd. (c)	1,989,117
425,000	Nine Dragons Paper Holdings, Ltd.	710,500
2,890,000	PCD Stores, Ltd. (c)	956,602
57,661	Perfect World Co., Ltd., Sponsored ADR (b)(c)	2,159,404
3,450,000	PetroChina Co., Ltd.	4,034,646
1,571,575	Shandong Chenming Paper Holdings, Ltd.	1,178,036

511,000	Shanghai Industrial Holdings, Ltd.	2,342,995
1,224,669	Shimao Property Holdings, Ltd.	2,252,410
390,040	TCL Multimedia Technology Holdings, Ltd. (c)	404,395
168,200	Tencent Holdings, Ltd.	3,375,157
1,941,600	Wynn Macau, Ltd. (c)	2,800,775
		60,821,289
Hungary: 0.94%
83,471	OTP Bank Nyrt. (c)	2,919,303
India: 5.64%
118,923	ICICI Bank, Ltd., Sponsored ADR (b)	5,078,012
64,942	Infosys Technologies, Ltd., Sponsored ADR (b)	3,821,837
91,396	Reliance Industries, Ltd., GDR (d)(e)	4,405,287
23,532	State Bank of India, GDR (e)(f)	2,212,008
49,329	Vedanta Resources Plc	2,078,019
		17,595,163
Indonesia: 3.78%
284,000	PT Astra International Tbk	1,307,720
4,604,500	PT Bank Mandiri Tbk	2,707,190
22,114,500	PT Bumi Serpong Damai Tbk	1,482,482
5,264,000	PT Indofood Sukses Makmur Tbk	2,183,812
1,373,812	PT Semen Gresik Persero Tbk	1,102,130
2,428,000	PT Telekomunikasi Indonesia Tbk	2,147,964
2,278,500	PT XL Axiata Tbk (c)	876,394
		11,807,692
Israel: 2.71%
132,287	Teva Pharmaceutical Industries, Ltd.	8,465,366
Malaysia: 1.71%
767,000	CIMB Group Holdings Bhd	3,305,954
827,700	Tenaga Nasional Bhd	2,034,995
		5,340,949
Mexico: 3.75%
144,135	Gammon Gold, Inc. (c)	1,036,331
268,800	Genomma Lab Internacional SA de CV (c)	933,775
730,827	Grupo Financiero Banorte SAB de CV	3,241,618
938,800	Grupo Mexico SAB de CV Series B	2,523,968
392,044	Grupo Modelo SAB de CV Series C (c)	2,314,768
561,400	Mexichem SA de CV (c)	1,650,542
		11,701,002
Peru: 0.52%
52,645	Compania de Minas Buenaventura SA, ADR (b)	1,630,416
Poland: 0.65%
54,017	KGHM Polska Miedz SA	2,028,994
Russia: 9.01%
129,549	Cherepovets MK Severstal, GDR (c)(e)(f)	1,886,234
44,369	Evraz Group SA, GDR (c)(e)(f)	1,762,780
123,935	Magnit OJSC, Sponsored GDR (e)	2,295,276
96,475	OAO Gazprom, Sponsored ADR (b)	2,250,762

71,181	OAO LUKOIL	4,071,552
458,450	OAO Rosneft Oil Co., GDR (e)	3,635,509
122,676	OJSC Vimpel-Communications, Sponsored ADR (b)	2,258,465
1,877,009	Sberbank Pfd.	4,223,270
79,100	Sistema JSFC, Sponsored GDR (c)(e)(f)	2,151,520
227,337	Surgutneftegaz OJSC, Sponsored ADR (b)	2,252,910
62,780	Uralkali, GDR (c)(e)(f)	1,317,752
		28,106,030
South Africa: 3.71%
75,090	AngloGold Ashanti, Ltd., Sponsored ADR (b)	2,849,666
112,823	Impala Platinum Holdings, Ltd.	3,314,793
254,366	MTN Group, Ltd.	3,911,308
36,154	Sasol, Ltd.	1,502,646
		11,578,413
South Korea: 12.93%
35,007	Daelim Industrial Co., Ltd.	2,320,496
12,854	Hyundai Department Store Co., Ltd.	1,175,827
8,599	Hyundai Heavy Industries Co., Ltd.	1,801,196
17,860	Hyundai Motor Co.	1,823,174
39,430	KB Financial Group, Inc.	1,902,760
229,290	Korea Exchange Bank	2,735,795
86,240	LG Display Co., Ltd.	3,045,020
24,786	LG Electronics, Inc.	2,519,236
21,245	NCSoft Corp.	2,694,469
9,152	POSCO	4,270,852
13,786	Samsung Electronics Co., Ltd.	9,966,811
8,992	Samsung Fire & Marine Insurance Co., Ltd. (c)	1,442,439
4,041	Shinsegae Co., Ltd.	1,910,765
14,194	SK Telecom Co., Ltd.	2,176,551
33,492	SK Telecom Co., Ltd., ADR (b)	578,072
		40,363,463
Taiwan: 7.60%
784,840	Acer, Inc.	2,318,093
2,412,484	AU Optronics Corp.	2,742,322
1,647,000	Cathay Financial Holding Co., Ltd. (c)	2,748,630
3,448,279	Chinatrust Financial Holding Co., Ltd.	1,954,437
23	Chunghwa Picture Tubes, Ltd., GDR (c)(e)	66
1,883,000	Fubon Financial Holding Co., Ltd. (c)	2,288,677
1,114,000	Hon Hai Precision Industry Co., Ltd.	4,823,194
1,373,560	Nan Ya Plastics Corp.	2,802,654
2,629,000	Polaris Securities Co., Ltd. (c)	1,365,908
1,499,570	Taiwan Cement Corp.	1,414,199
2,104,000	Yuanta Financial Holding Co., Ltd.	1,262,082
		23,720,262
Thailand: 1.71%
781,500	Bangkok Bank Pcl, Non-Voting Depository Receipt	3,178,205
753,500	The Siam Commercial Bank Public Co., Ltd.	2,143,869
		5,322,074
Turkey: 1.11%
739,691	Turkiye Garanti Bankasi AS	3,460,258
	Total Common Stocks (Cost $226,871,463)	293,010,012

EXCHANGE TRADED FUNDS: 2.56%
United States: 2.56%
100,025	Vanguard Short-Term Bond ETF	8,003,000
	Total Exchange Traded Funds (Cost $8,019,003)	8,003,000

INVESTMENT HOLDING COMPANIES: 0.05%
Vietnam: 0.05%
9,858	Vietnam Growth Fund, Ltd. (c)	99,073
26,000	Vietnam Resource Investments Holdings, Ltd. (c)	71,500
		170,573
	Total Investment Holding Companies (Cost $533,695)	170,573

LOAN PARTICIPATION NOTES: 1.68%
India: 1.68%
997,794	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG - London), expiring 07/13/10 (c)	3,577,123
117,566	Tata Iron & Steel Co., Ltd, (Loan Participation Notes issued by UBS AG - London), expiring 01/11/13 (c)	1,655,142
		5,232,265
	Total Loan Participation Notes (Cost $4,458,541)	5,232,265

WARRANTS: 0.00%
Vietnam: 0.00%
2,600	Vietnam Resource Investments Holdings, Ltd. - Warrants (expiring 06/18/10) (c)(g)(h)	0
	Total Warrants (Cost $0)	0

Principal Amount
CORPORATE BONDS: 1.06%
United States: 1.06%
	Bank One Corp., Sub. Notes
$1,500,000	7.875%, 08/01/10	1,535,861

	HSBC Finance Corp., Sr. Unsec. Notes
1,700,000	6.750%, 05/15/11	1,787,363
		3,323,224
	Total Corporate Bonds (Cost $3,298,754)	3,323,224

Par Value
SHORT -TERM BANK DEBT INSTRUMENTS: 1.07%
	Brown Brothers Harriman & Co. - Grand Cayman
$1,079,939	0.030%, 04/01/10	1,079,939
	Citibank - New York
2,251,787	0.030%, 04/01/10	2,251,787
	Total Short -Term Bank Debt Instruments (Cost $3,331,726)	3,331,726
	Total Investments: 100.31% (Cost $246,513,182)	313,070,800
	Net Other Assets and Liabilities: (0.31)%	(979,732)
	Net Assets: 100.00%	$312,091,068

(a)	Amount represents less than 0.01%.

(b)	ADR - American Depositary Receipt.

(c)	Non-income producing security.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,405,287, representing 1.41% of net assets.

(e)	GDR - Global Depositary Receipt.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $9,330,294 representing 2.99% of net assets.

(g)	Fair valued security.

(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10) (c)(g)	$0	$0	0.00%

Investment Abbreviations:

Sr.-Senior

Sub.-Subordinated

Unsec.-Unsecured

FUTURES CONTRACTS

At March 31, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI Emerging Markets Index Future	Long	319	06/18/10	$16,122,260	$232,413

Forward Global Infrastructure Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.29%
Australia: 5.32%
375,000	DUET Group	$615,973
1,250,000	Intoll Group	1,284,710
925,000	MAP Group	2,622,873
575,000	Transurban Group	2,664,627
		7,188,183
Bermuda: 0.79%
40,000	Energy XXI Bermuda, Ltd. (a)	716,400
20,000	Ship Finance International, Ltd.	355,200
		1,071,600
Brazil: 3.69%
100,000	BM&F BOVESPA SA	671,409
60,000	Companhia de Concessoes Rodoviarias	1,312,115
13,487	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR (b)	496,322
16,500	Companhia de Transmissao de Energia Electrica Paulista	430,048
125,000	Companhia Energetica de Minas Gerais, Sponsored ADR (b)	2,079,999
		4,989,893
Canada: 8.60%
121,000	Enbridge, Inc.	5,770,925
160,000	TransCanada Corp.	5,863,437
		11,634,362
Chile: 0.41%
27,500	Enersis SA, Sponsored ADR (b)	549,725
China: 5.42%
975,000	Beijing Capital International Airport Co., Ltd. (a)	582,671
1,750,000	Dalian Port (PDA) Co., Ltd.	820,427
1,450,000	Jiangsu Expressway Co., Ltd.	1,368,902
4,500,000	Sichuan Expressway Co., Ltd.	2,666,065
2,100,000	Zhejiang Expressway Co., Ltd.	1,895,998
		7,334,063
France: 8.64%
34,000	Aeroports de Paris	2,799,427
28,500	GDF Suez	1,100,921
37,500	Suez Environnement Co.	863,070
117,500	Vinci SA	6,924,975
		11,688,393

Germany: 5.44%
55,500	E.ON AG	2,049,448
25,000	Fraport AG Frankfurt Airport Services Worldwide	1,317,229
23,500	RWE AG	2,087,569
18,900	Siemens AG	1,895,412
		7,349,658
Hong Kong: 7.52%
207,500	Beijing Enterprises Holdings, Ltd.	1,441,817
1,800,000	Beijing Enterprises Water Group, Ltd. (a)	665,357
1,230,000	China Everbright International, Ltd.	625,753
700,000	China Merchants Holdings International Co., Ltd.	2,578,484
500,000	China Resources Gas Group, Ltd.	699,359
3,000,000	China Water Affairs Group, Ltd.	1,317,577
800,000	COSCO Pacific, Ltd.	1,211,708
3,000,000	Guangdong Investment, Ltd.	1,622,823
		10,162,878
Italy: 5.55%
290,000	Atlantia SpA	6,768,416
50,000	Danieli & C. Officine Meccaniche SpA	737,459
		7,505,875
Japan: 3.84%
475,300	Kamigumi Co., Ltd.	3,823,142
65,000	Komatsu, Ltd.	1,362,713
		5,185,855
Mexico: 0.67%
17,500	Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	907,375
Netherlands: 3.53%
51,500	Koninklijke Vopak NV (a)	4,055,978
25,000	TNT NV	716,862
		4,772,840
Portugal: 0.88%
140,000	Brisa Auto-Estradas de Portugal SA	1,187,498
Russia: 0.65%
37,500	Gazprom OAO, Sponsored ADR (b)	874,875
Singapore: 1.26%
1,170,000	SMRT Corp., Ltd.	1,706,137
Spain: 6.28%
170,000	Abertis Infraestructuras SA	3,271,968
375,000	Ferrovial SA	3,646,776
150,000	Iberdrola Renovables SA	622,991
112,500	Iberdrola SA	953,480
		8,495,215

Switzerland: 2.26%
25,000	Foster Wheeler AG (a)	678,500
27,500	Transocean, Ltd. (a)	2,375,450
		3,053,950
United Kingdom: 4.91%
525,000	Centrica Plc	2,341,460
275,000	National Grid Plc	2,677,053
97,100	Scottish & Southern Energy Plc	1,622,312
		6,640,825
United States: 22.63%
35,000	American Tower Corp., Class A (a)	1,491,350
8,500	Crown Castle International Corp. (a)	324,955
100,000	El Paso Corp.	1,084,000
20,000	Energy Transfer Partners, LP	937,200
22,000	Entergy Corp.	1,789,700
10,000	Fluor Corp.	465,100
40,000	FPL Group, Inc.	1,933,200
40,000	Halliburton Co.	1,205,200
53,700	Linn Energy Llc	1,381,164
10,000	Monsanto Co.	714,200
50,500	The Mosaic Co.	3,068,885
60,000	Petrohawk Energy Corp. (a)	1,216,800
55,000	PG & E Corp.	2,333,100
60,000	SandRidge Energy, Inc. (a)	462,000
9,000	SBA Communications Corp., Class A (a)	324,630
147,500	Spectra Energy Corp.	3,323,175
370,000	The Williams Cos., Inc.	8,547,001
		30,601,660
	Total Common Stocks (Cost $125,412,479)	132,900,860

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.73%
$982,283	Well Fargo Bank & Co. - San Francisco 0.030%, 04/01/10	982,283
	Total Short -Term Bank Debt Instruments (Cost $982,283)	982,283
	Total Investments: 99.02% (Cost $126,394,762)	133,883,143
	Net Other Assets and Liabilities: 0.98%	1,331,649
	Net Assets: 100.00%	$135,214,792

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Growth Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.50%
Consumer Discretionary: 25.36% (a)
36,179	BJ’s Restaurants, Inc. (b)	$842,971
86,860	Bluegreen Corp. (b)	284,032
7,070	Capella Education Co. (b)	656,379
81,226	Chico’s FAS, Inc.	1,171,279
17,971	Citi Trends, Inc. (b)	582,979
29,398	Cooper Tire & Rubber Co.	559,150
86,826	Crocs, Inc. (b)	761,464
39,251	G-III Apparel Group, Ltd. (b)	1,081,758
72,330	GSI Commerce, Inc. (b)	2,001,371
24,241	Hibbett Sports, Inc. (b)	620,085
108,764	Hovnanian Enterprises, Inc., Class A (b)	473,123
46,687	IMAX Corp. (b)	839,899
10,538	J. Crew Group, Inc. (b)	483,694
24,712	Kirkland’s, Inc. (b)	518,952
43,609	Lumber Liquidators Holdings, Inc. (b)	1,163,052
50,793	Maidenform Brands, Inc. (b)	1,109,827
51,963	McCormick & Schmick’s Seafood Restaurants, Inc. (b)	523,267
44,934	NutriSystem, Inc.	800,275
105,912	Select Comfort Corp. (b)	844,119
171,453	Shuffle Master, Inc. (b)	1,404,200
26,505	Skechers U.S.A., Inc., Class A (b)	962,662
33,080	Tempur-Pedic International, Inc. (b)	997,692
90,971	Texas Roadhouse, Inc., Class A (b)	1,263,587
31,760	Tupperware Brands Corp.	1,531,467
44,271	Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,001,410
91,650	ValueVision Media, Inc., Class A (b)	304,278
46,591	Vitacost.com, Inc. (b)	561,422
22,154	The Warnaco Group, Inc. (b)	1,056,967
30,720	WESCO International, Inc. (b)	1,066,291
245,976	The Wet Seal, Inc., Class A (b)	1,170,846
		26,638,498
Consumer Staples: 2.62%
68,026	Chiquita Brands International, Inc. (b)	1,070,049
39,967	Diamond Foods, Inc.	1,680,213
		2,750,262
Energy: 4.01%
79,325	Brigham Exploration Co. (b)	1,265,234
26,951	Penn Virginia Corp.	660,300
61,199	RPC, Inc.	681,145
66,377	Vantage Drilling Co. (b)	98,238
18,640	Whiting Petroleum Corp. (b)	1,506,857
		4,211,774
Financial Services: 3.45%
7,120	IBERIABANK Corp.	427,271
15,060	Signature Bank (b)	557,973
8,654	Stifel Financial Corp. (b)	465,153
17,834	SVB Financial Group (b)	832,134
70,852	Texas Capital Bancshares, Inc. (b)	1,345,480
		3,628,011

Health Care: 22.62%
6,370	AMAG Pharmaceuticals, Inc. (b)	222,377
36,220	American Medical Systems Holdings, Inc. (b)	672,968
67,514	Arena Pharmaceuticals, Inc. (b)	209,293
25,287	athenahealth, Inc. (b)	924,493
72,487	BioMimetic Therapeutics, Inc. (b)	953,203
41,083	Bio-Reference Laboratories, Inc. (b)	1,806,420
161,858	BioScrip, Inc. (b)	1,291,627
42,411	Catalyst Health Solutions, Inc. (b)	1,754,967
19,937	Cepheid, Inc. (b)	348,499
18,180	Eclipsys Corp. (b)	361,418
17,440	Hanger Orthopedic Group, Inc. (b)	317,059
20,770	HealthSouth Corp. (b)	388,399
58,777	Human Genome Sciences, Inc. (b)	1,775,064
76,432	ImmunoGen, Inc. (b)	618,335
90,325	Impax Laboratories, Inc. (b)	1,615,011
96,381	Inspire Pharmaceuticals, Inc. (b)	601,417
7,154	InterMune, Inc. (b)	318,854
35,130	Isis Pharmaceuticals, Inc. (b)	383,620
13,585	Masimo Corp.	360,682
42,341	MedAssets, Inc. (b)	889,161
87,775	Micromet, Inc. (b)	709,222
24,242	MWI Veterinary Supply, Inc. (b)	979,377
3,520	NuVasive, Inc. (b)	159,104
10,902	Pharmasset, Inc. (b)	292,174
29,608	Regeneron Pharmaceuticals, Inc. (b)	784,316
26,890	Salix Pharmaceuticals, Ltd.(b)	1,001,653
22,518	Sirona Dental Systems, Inc. (b)	856,360
8,964	SXC Health Solutions Corp. (b)	603,098
31,597	Thoratec Corp. (b)	1,056,919
62,269	Volcano Corp. (b)	1,504,419
		23,759,509
Materials & Processing: 5.06%
42,459	Allied Nevada Gold Corp. (b)	703,546
2,141	Beacon Roofing Supply, Inc. (b)	40,957
100,076	Headwaters, Inc. (b)	459,349
79,366	Horsehead Holding Corp. (b)	939,693
25,899	Koppers Holdings, Inc.	733,460
6,145	NewMarket Corp.	632,874
28,040	Rock-Tenn Co., Class A	1,277,782
11,092	Schweitzer-Mauduit International, Inc.	527,536
		5,315,197
Producer Durables: 10.75%
29,088	Advanced Energy Industries, Inc. (b)	481,697
167,563	AirTran Holdings, Inc. (b)	851,220
12,149	Allegiant Travel Co. (b)	702,941
9,260	American Superconductor Corp. (b)	267,614
21,047	Esterline Technologies Corp. (b)	1,040,353
44,781	ExlService Holdings, Inc. (b)	746,947
39,734	Hub Group, Inc., Class A (b)	1,111,757
33,270	Kforce, Inc. (b)	506,037
85,252	Korn/Ferry International (b)	1,504,697
166,809	Metalico, Inc. (b)	999,186
20,660	Nordson Corp.	1,403,228
123,251	On Assignment, Inc. (b)	878,780
13,143	UTI Worldwide, Inc.	201,351
18,580	Woodward Governor Co.	594,188
		11,289,996

Technology: 25.63% (a)
17,584	AboveNet, Inc. (b)	892,036
23,811	Ansys, Inc. (b)	1,027,207
82,418	Aruba Networks, Inc. (b)	1,125,831
25,234	Atheros Communications, Inc. (b)	976,808
27,682	Blackboard, Inc. (b)	1,153,232
6,070	Calix, Inc. (b)	81,642
56,773	Cavium Networks, Inc. (b)	1,411,377
54,002	Compellent Technologies, Inc. (b)	947,735
52,266	Ebix, Inc. (b)	834,688
36,030	Emulex Corp. (b)	478,478
45,123	FormFactor, Inc. (b)	801,384
11,540	Hittite Microwave Corp. (b)	507,414
61,996	IPG Photonics Corp. (b)	917,541
87,068	Kulicke & Soffa Industries, Inc. (b)	631,243
56,137	Microsemi Corp. (b)	973,416
14,230	MicroStrategy, Inc., Class A (b)	1,210,546
51,379	Mindspeed Technologies, Inc. (b)	411,546
22,454	Monolithic Power Systems, Inc. (b)	500,724
41,026	NetLogic Microsystems, Inc. (b)	1,207,395
20,490	Polycom, Inc. (b)	626,584
64,650	Rackspace Hosting, Inc. (b)	1,210,895
31,111	Riverbed Technology, Inc. (b)	883,552
19,113	Rovi Corp. (b)	709,666
28,872	Rubicon Technology, Inc. (b)	583,214
50,608	Skyworks Solutions, Inc. (b)	789,485
79,161	SuccessFactors, Inc. (b)	1,507,224
46,897	Taleo Corp., Class A (b)	1,215,101
33,919	The Ultimate Software Group, Inc. (b)	1,117,631
35,936	Universal Display Corp. (b)	422,967
17,287	Veeco Instruments, Inc. (b)	751,985
29,464	Viasat, Inc. (b)	1,019,749
		26,928,296
	Total Common Stocks (Cost $76,854,953)	104,521,543

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.90%
$943,466	Wells Fargo Bank & Co. - San Francisco 0.030%, due 04/01/10	943,466
	Total Short -Term Bank Debt Instruments (Cost $943,466)	943,466
	Total Investments: 100.40% (Cost $77,798,419)	105,465,009
	Net Other Assets and Liabilities: (0.40)%	(417,476)
	Net Assets: 100.00%	$105,047,533

(a)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward International Dividend Fund (a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.62%
Australia: 2.30%
2,055	BHP Billiton Plc	$70,477
2,000	Orica, Ltd.	49,168
		119,645
Austria: 4.06%
4,000	Vienna Insurance Group	211,243
Belgium: 1.09%
1,000	EVS Broadcast Equipment SA	56,782
Brazil: 6.45%
12,866	BM&F BOVESPA SA	86,383
5,000	Cielo SA	47,488
800	Companhia de Bebidas das Americas, ADR (b)	73,328
5,850	Itau Unibanco Holding SA, ADR (b)	128,642
		335,841
Canada: 3.05%
16,200	Bombardier, Inc., Class B	99,371
3,000	Shaw Communications, Inc., Class B	59,610
		158,981
China: 1.25%
40,000	China Shipping Development Co., Ltd.	65,325
Egypt: 0.94%
9,600	Orascom Telecom Holding SAE, GDR (c)	49,152
France: 5.05%
3,850	Air Liquide SA, ADR (b)	92,669
2,250	BNP Paribas, ADR (b)	86,063
1,453	Total SA	84,349
		263,081
Hong Kong: 11.46%
4,000	Allied Group, Ltd.	11,489
240,000	City Telecom HK, Ltd.	191,956
30,000	First Pacific Co., Ltd., Sponsored ADR (b)	94,500
3,500	Hang Seng Bank, Ltd.	48,775
20,000	The Link REIT	49,303
84,000	Sa Sa International Holdings, Ltd.	65,562
93,700	Tao Heung Holdings, Ltd.	37,411
9,050	VTech Holdings, Ltd.	97,910
		596,906

Indonesia: 4.72%
41,350	PT Astra Agro Lestari Tbk	111,787
412,400	PT Bumi Resources Tbk	101,973
900	PT Telekomunikasi Indonesia Tbk, ADR (b)	32,184
		245,944
Ireland: 2.01%
10,650	Experian Group, Ltd., Sponsored ADR (b)	104,690
Italy: 6.70%
15,800	Danieli & Co. Officine Meccaniche SpA	233,037
3,000	Saipem SpA	116,089
		349,126
Japan: 8.85%
3,200	Hoya Corp., Sponsored ADR (b)	87,936
6,500	Komatsu, Ltd.	136,271
14,000	Kuraray Co., Ltd.	188,384
1,600	Santen Pharmaceutical Co., Ltd.	48,022
		460,613
Luxembourg: 0.99%
1,200	Tenaris SA, ADR (b)	51,528
Netherlands: 3.46%
2,670	Royal Dutch Shell Plc, Class A	77,228
3,605	TNT NV, ADR (b)	102,923
		180,151
Russia: 0.98%
900	OAO LUKOIL, Sponsored ADR (b)	51,030
Singapore: 1.36%
91,600	CapitaCommercial Trust	70,716
Spain: 1.82%
7,116	Banco Santander SA	94,575
Switzerland: 13.17%
11,135	EFG International AG	193,257
2,330	Novartis AG, ADR (b)	126,052
773	Roche Holding AG	125,363
2,550	Syngenta AG, ADR (b)	141,551
389	Zurich Financial Services AG	99,722
		685,945
Taiwan: 1.96%
9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (b)	101,889
Turkey: 5.43%
28,931	Adana Cimento Sanayii TAS, Class A	103,887
5,745	Anadolu Efes Biracilik Ve Malt Sanayii AS	60,563

39,669	Anadolu Hayat Emeklilik AS	118,138
		282,588
United Kingdom: 7.52%
1,325	GlaxoSmithKline Plc, Sponsored ADR(b)	51,039
6,500	Shaftesbury Plc	37,936
1,400	Standard Chartered Plc	38,188
2,100	Unilever Plc, Sponsored ADR(b)	61,488
11,695	The Vitec Group Plc	71,876
2,547	WPP Group Plc, Sponsored ADR(b)	131,297
		391,824
	Total Common Stocks (Cost $3,806,958)	4,927,575

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.65%
United States: 4.65%
	Wells Fargo Bank & Co. - San Francisco
$242,135	0.030%, 04/01/10	242,135
	Total Short-Term Bank Debt Instruments (Cost $242,135)	242,135
	Total Investments: 99.27% (Cost $4,049,093)	5,169,710
	Net Other Assets and Liabilities: 0.73%	38,229
	Net Assets: 100.00%	$5,207,939

(a)	Prior to May 1, 2010 the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b)	ADR - American Depositary Receipt.

(c)	GDR - Global Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 65.88%
Australia: 0.16%
	Australian Government, Bonds, Series 124
9,000	5.750%, 05/15/21	AUD	$8,235
	Australian Government, Bonds, Series 217
10,000	6.000%, 02/15/17	AUD	9,365
	Australian Government, Bonds, Series 513
40,000	6.500%, 05/15/13	AUD	37,993
			55,593
Austria: 1.53%
	Republic of Austria, Bonds, Series 976
98,000	6.250%, 07/15/27	EUR	170,055
	Republic of Austria, Notes
228,000	3.400%, 10/20/14	EUR	323,135
17,000	4.300%, 07/15/14	EUR	25,000
			518,190
Belgium: 0.84%
	Belgium Government, Bonds, Series 56
200,000	3.500%, 03/28/15	EUR	284,408
Brazil: 2.03%
	Brazil Notas do Tesouro Nacional, Notes, Series F
500	10.000%, 01/01/12	BRL	273,774
200	10.000%, 01/01/14	BRL	105,320
580	10.000%, 01/01/17	BRL	293,030
35	10.000%, 01/01/21	BRL	16,982
			689,106
Canada: 0.91%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	40,933
19,000	4.000%, 09/01/10	CAD	18,978
120,000	4.000%, 06/01/16	CAD	123,990
30,000	5.000%, 06/01/14	CAD	32,214
45,000	5.000%, 06/01/37	CAD	50,997
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	41,936
			309,048

Colombia: 0.91%
	Republic of Colombia, Unsub. Bonds
100,000,000	9.850%, 06/28/27	COP	61,377
390,000,000	12.000%, 10/22/15	COP	247,956
			309,333
Denmark: 0.62%
	Denmark (Kingdom of), Bonds
120,000	4.500%, 11/15/39	DKK	24,175
220,000	5.000%, 11/15/13	DKK	44,111
	Denmark (Kingdom of), Sr. Unsec. Bonds
100,000	3.125%, 03/17/14	EUR	140,574
			208,860
France: 3.13%
	French Government O.A.T., Bonds
170,000	3.500%, 04/25/15	EUR	242,065
142,000	3.750%, 04/25/21	EUR	195,860
35,000	4.000%, 04/25/55	EUR	47,198
240,000	4.250%, 04/25/19	EUR	349,868
55,000	4.500%, 04/25/41	EUR	80,511
	French Government Treasury Notes
100,000	4.500%, 07/12/13	EUR	147,453
			1,062,955
Germany: 12.21%
	Bundesobligation, Bonds, Series 147
37,000	2.500%, 10/08/10	EUR	50,493
	Bundesobligation, Bonds, Series 153
130,000	4.000%, 10/11/13	EUR	190,150
	Bundesrepublik Deutschland, Bonds
150,000	6.250%, 01/04/24	EUR	263,210
	Bundesrepublik Deutschland, Bonds, Series 02
100,000	5.000%, 01/04/12	EUR	144,687
1,060,000	5.000%, 07/04/12	EUR	1,555,710
	Bundesrepublik Deutschland, Bonds, Series 03
173,000	3.750%, 07/04/13	EUR	250,330
	Bundesrepublik Deutschland, Bonds, Series 04
250,000	4.250%, 07/04/14	EUR	369,484
	Bundesrepublik Deutschland, Bonds, Series 06
344,000	3.750%, 01/04/17	EUR	497,071
	Bundesrepublik Deutschland, Bonds, Series 07
166,000	4.250%, 07/04/39	EUR	241,302
	Bundesrepublik Deutschland, Bonds, Series 09
190,000	3.750%, 01/04/19	EUR	271,436
	Bundesrepublik Deutschland, Bonds, Series 86
40,000	6.000%, 06/20/16	EUR	64,615
	Bundesrepublik Deutschland, Bonds, Series 97
135,000	6.500%, 07/04/27	EUR	246,956
			4,145,444

Greece: 0.35%
	Hellenic Republic, Bonds
40,000	6.500%, 10/22/19	EUR	54,242
	Hellenic Republic, Unsub. Bonds, Series 15YR
30,000	4.700%, 03/20/24	EUR	33,911
	Hellenic Republic, Unsub. Bonds, Series 30YR
30,000	4.600%, 09/20/40	EUR	30,026
			118,179
Hungary: 2.02%
	Hungary Government, Bonds, Series 12/C
17,000,000	6.000%, 10/24/12	HUF	87,078
	Hungary Government, Bonds, Series 15/A
73,300,000	8.000%, 02/12/15	HUF	401,065
	Hungary Government, Bonds, Series 20/A
37,000,000	7.500%, 11/12/20	HUF	197,020
			685,163
Indonesia: 1.88%
	Indonesia Government, Bonds, Series FR44
300,000,000	10.000%, 09/15/24	IDR	34,217
	Indonesia Government, Bonds, Series FR45
300,000,000	9.750%, 05/15/37	IDR	31,340
	Indonesia Government, Bonds, Series ORI4
5,000,000,000	9.500%, 03/12/12	IDR	571,253
			636,810
Italy: 4.45%
	Buoni Poliennali Del Tesoro, Bonds
145,000	4.250%, 08/01/13	EUR	210,079
306,000	4.250%, 08/01/14	EUR	444,481
75,000	4.500%, 08/01/10	EUR	102,594
200,000	4.500%, 08/01/18	EUR	289,723
189,000	4.500%, 02/01/20	EUR	269,779
121,000	6.000%, 05/01/31	EUR	192,696
			1,509,352
Japan: 13.82%
	Japan Government, Bonds, Series 21
20,800,000	2.300%, 12/20/35	JPY	223,016
	Japan Government, Bonds, Series 80
76,000,000	2.100%, 06/20/25	JPY	834,671
	Japan Government, Bonds, Series 236
114,000,000	1.500%, 12/20/11	JPY	1,247,169
	Japan Government, Bonds, Series 257
49,000,000	1.300%, 12/20/13	JPY	541,818
	Japan Government, Bonds, Series 258
48,000,000	1.300%, 03/20/14	JPY	530,956
	Japan Government, Bonds, Series 274
48,000,000	1.500%, 12/20/15	JPY	536,798
	Japan Government, Bonds, Series 300
71,000,000	1.500%, 09/20/09	JPY	776,075
			4,690,503

Malaysia: 2.26%
	Malaysian Government, Bonds, Series 0106
200,000	4.262%, 09/15/16	MYR	62,552
	Malaysian Government, Bonds, Series 0204
950,000	5.094%, 04/30/14	MYR	308,262
	Malaysian Government, Bonds, Series 0207
1,200,000	3.814%, 02/15/17	MYR	364,620
	Malaysian Government, Bonds, Series 0409
100,000	3.741%, 02/27/15	MYR	30,712
			766,146
Mexico: 2.27%
	Mexican Bonos, Bonds, Series M10
37,000	8.000%, 12/17/15	MXN	312,593
	Mexican Bonos, Bonds, Series M30
8,000	10.000%, 11/20/36	MXN	76,346
	Mexican Bonos, Bonds, Series MI10
18,000	8.000%, 12/19/13	MXN	153,609
	Mexican Bonos, Gtd. Bonds, Series M20
24,000	10.000%, 12/05/24	MXN	229,096
			771,644
Netherlands: 0.73%
	Netherlands Government, Bonds
70,000	4.000%, 07/15/16	EUR	101,984
100,000	5.000%, 07/15/12	EUR	146,733
			248,717
Norway: 0.08%
	Norway Government, Bonds
154,000	4.250%, 05/19/17	NOK	27,168
Peru: 0.43%
	Peru Bono Soberano, Bonds
160	6.900%, 08/12/37	PEN	58,657
210	8.200%, 08/12/26	PEN	86,627
			145,284
Poland: 2.44%
	Poland Government, Bonds, Series 0413
1,040,000	5.250%, 04/25/13	PLN	371,109
	Poland Government, Bonds, Series 0922
90,000	5.750%, 09/23/22	PLN	31,842
	Poland Government, Bonds, Series 1015
200,000	6.250%, 10/24/15	PLN	73,788
	Poland Government, Bonds, Series 1017
1,000,000	5.250%, 10/25/17	PLN	350,122
			826,861

Portugal: 0.38%
	Portugal Obrigacoes do Tesouro OT, Bonds
90,000	4.375%, 06/16/14	EUR	128,959
South Africa: 2.61%
	Republic of South Africa, Bonds, Series R154
133,334	13.000%, 08/31/10	ZAR	18,779
	Republic of South Africa, Bonds, Series R155
133,333	13.000%, 08/31/11	ZAR	19,801
	Republic of South Africa, Bonds, Series R157
1,530,000	13.500%, 09/15/15	ZAR	260,863
	Republic of South Africa, Bonds, Series R186
2,670,000	10.500%, 12/21/26	ZAR	419,689
	Republic of South Africa, Bonds, Series R201
400,000	8.750%, 12/21/14	ZAR	56,519
	Republic of South Africa, Bonds, Series R203
300,000	8.250%, 09/15/17	ZAR	40,824
	Republic of South Africa, Bonds, Series R204
520,000	8.000%, 12/21/18	ZAR	69,266
			885,741
Spain: 1.52%
	Bonos Y Oblig Del Estado, Bonds
335,000	5.500%, 07/30/17	EUR	515,101
Sweden: 0.19%
	Swedish Government, Bonds, Series 1050
460,000	3.000%, 07/12/16	SEK	64,845
Switzerland: 0.17%
	Switzerland Government, Bonds
55,000	3.000%, 05/12/19	CHF	57,510
Thailand: 2.38%
	Thailand Government, Bonds
4,000,000	4.125%, 11/18/16	THB	126,734
9,500,000	5.000%, 05/26/17	THB	316,341
5,000,000	5.250%, 05/12/14	THB	167,040
5,500,000	5.850%, 03/31/21	THB	197,930
			808,045
Turkey: 2.26%
	Turkey Government, Bonds
400,000	Zero Coupon, 11/16/11	TRL	229,263
80,000	4.500%, 02/11/15	TRL	55,308
70,000	10.500%, 01/15/20	TRL	46,720
200,000	11.000%, 08/06/14	TRL	135,161
56,218	12.000%, 08/14/13 (e)	TRL	48,467
340,000	16.000%, 03/07/12	TRL	252,242
			767,161

United Kingdom: 3.30%
	United Kingdom, Treasury Bonds
131,000	3.250%, 12/07/11	GBP	206,454
169,000	4.250%, 12/07/55	GBP	247,532
174,000	4.750%, 03/07/20	GBP	280,571
130,000	5.000%, 09/07/14	GBP	218,228
101,000	5.000%, 03/07/18	GBP	167,868
			1,120,653
	Total Foreign Government Obligations (Cost $21,932,923)		22,356,779

CORPORATE BONDS: 27.34%
Austria: 1.22%
	FMG Finance Pty Ltd., Sr. Secured Notes
100,000	9.750%, 09/01/13 (b)	EUR	146,040
	PE Paper Escrow GMBH, Sr. Secured Notes
100,000	11.750%, 08/01/14 (b)	EUR	151,949
	Raiffeisen Zentralbank Oesterreich AG, Government Gtd. Notes
85,000	2.500%, 05/04/11	EUR	116,473
			414,462
Belgium: 0.39%
	KBC Bank NV, Sub. Notes
100,000	8.000%, Perpetual Maturity (c)	EUR	132,027
Bermuda: 0.22%
	Central European Media Enterprises, Ltd., Sr. Notes
50,000	11.625%, 09/15/16 (b)	EUR	74,286
British Virgin Islands: 0.13%
	C10 - EUR Capital SPV, Ltd., Gtd. Notes
50,000	6.277%, Perpetual Maturity (c)(d)	EUR	45,247
Canada: 0.21%
	Bombardier, Inc., Sr. Unsec. Notes
50,000	7.250%, 11/15/16 (b)	EUR	72,260
Croatia: 0.21%
	Agrokor D.D., Sr. Unsec. Euro Medium-Term Notes
50,000	10.000%, 12/07/16 (b)	EUR	70,066
Denmark: 0.40%
	ISS Holding AS, Secured Notes
50,000	8.875%, 05/15/16 (b)	EUR	70,234
	TUI AG, Sr. Unsec. Notes
50,000	5.125%, 12/10/12 (b)	EUR	64,663
			134,897

France: 1.48%
	Europcar Groupe SA, Sr. Sub. Notes
50,000	8.125%, 05/15/14 (b)	EUR	66,520
	Groupe BPCE, Sub. Bonds
100,000	5.250%, 07/29/49 (d)	EUR	107,715
	Nexans SA
50,000	5.750%, 05/02/17	EUR	66,689
	Rexel SA, Sr. Notes
50,000	8.250%, 12/15/16	EUR	71,998
	Tereos Europe, Gtd. Notes
50,000	6.375%, 04/15/14 (b)	EUR	69,221
	Wendel, Sr. Unsec. Notes
100,000	4.875%, 05/26/16	EUR	120,897
			503,040
Germany: 1.66%
	Grohe Holding GMBH, Gtd. Notes
50,000	8.625%, 10/01/14 (b)	EUR	62,637
	HeidelbergCement AG, Gtd. Notes
25,000	7.500%, 10/31/14	EUR	35,497
30,000	7.500%, 04/03/20	EUR	40,013
25,000	8.000%, 01/31/17	EUR	35,244
10,000	8.500%, 10/31/19	EUR	14,131
	Hella KG Hueck & Co., Sr. Unsec. Notes
50,000	7.250%, 10/20/14	EUR	70,592
	IKB Deutsche Industriebank AG
70,000	4.500%, 07/09/13	EUR	82,728
	KfW, Gtd. Euro Medium-Term Notes
20,000	5.625%, 03/09/17	EUR	7,029
	UPC Germany GmbH
150,000	9.625%, 12/01/19 (b)	EUR	214,755
			562,626
Ireland: 1.06%
	Ardagh Glass Finance Plc, Sr. Notes
100,000	8.750%, 02/01/20 (b)	EUR	145,196
	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds
65,017	10.750%, 03/01/15 (b)	EUR	86,498
	Smurfit Kappa Acquisitions, Sr. Secured. Notes
50,000	7.750%, 11/15/19 (b)	EUR	70,910
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
40,000	7.750%, 04/01/15	EUR	56,187
			358,791
Italy: 0.57%
	CIR-Compagnie Industriali Riunite SpA, Sr. Unsec. Notes
50,000	5.750%, 12/16/24	EUR	57,519
	Lottomatica SpA, Sub. Bonds
50,000	8.250%, 03/31/66 (b)(d)	EUR	69,897
	Seat Pagine Gialle SpA
50,000	10.500%, 01/31/17 (b)	EUR	66,182
			193,598

Japan: 0.21%
	Softbank Corp., Sr. Unsec. Notes
50,000	7.750%, 10/15/13	EUR	71,585
Jersey: 0.84%
	HBOS Euro Finance LP, Bank Gtd.
190,000	7.627%, Perpetual Maturity (c)(d)	EUR	212,999
	UBS Capital Securities, Ltd., Gtd. Euro Medium-Term Notes
50,000	8.836%, Perpetual Maturity (c)(d)	EUR	70,741
			283,740
Liberia: 0.39%
	Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes
100,000	5.625%, 01/27/14 (b)	EUR	133,715
Luxembourg: 3.97%
	Beverage Packaging Holdings II SA, Sr. Notes
50,000	8.000%, 12/15/16 (b)	EUR	69,390
	Beverage Packaging Holdings II SA, Sr. Sub. Notes
100,000	9.500%, Perpetual Maturity (b)(c)	EUR	143,845
	Cirsa Finance Luxembourg SA, Gtd. Notes
120,000	8.750%, 05/15/14 (b)	EUR	165,523
	Codere Finance Luxembourg SA, Sr. Secured Notes
50,000	8.250%, 06/15/15 (b)	EUR	66,858
	European Investment Bank, Sr. Unsec. Euro Medium-Term Notes
9,000,000	6.250%, 03/11/13	RUB	313,802
	Fiat Finance & Trade Ltd., SA, Gtd. Notes
50,000	7.625%, 09/15/14	EUR	71,916
	Fiat Finance & Trade, Ltd., SA, Gtd. Euro Medium-Term Notes
50,000	6.625%, 02/15/13	EUR	69,981
	Lighthouse International Co., SA, Sr. Secured Bonds
50,000	8.000%, 04/30/14 (b)	EUR	47,948
	RSHB Capital SA for OJSC Russian Agricultural Bank, Secured Notes
4,000,000	7.500%, 03/25/13	RUB	136,071
	Wind Acquisition Finance SA, Sr. Notes
175,000	11.750%, 07/15/17 (b)	EUR	263,547
			1,348,881
Netherlands: 4.02%
	ABN Amro Bank NV, Sub. Notes
150,000	4.310%, Perpetual Maturity (c)(d)	EUR	138,780
	Cemex Finance Europe BV, Gtd. Notes
50,000	4.750%, 03/05/14	EUR	59,767
	Cemex Finance Llc, Sr. Secured Notes
65,000	9.625%, 12/14/17 (b)	EUR	91,305
	Clondalkin Industries BV, Gtd. Notes
70,000	8.000%, 03/15/14 (b)	EUR	91,710
	ELM BV for Swiss Life Insurance & Pension Group, Gtd. Euro Medium-Term Notes
100,000	5.849%, Perpetual Maturity (c)(d)	EUR	105,351

	ING Groep NV, Sub. Euro Medium-Term Notes
80,000	4.176%, Perpetual Maturity (c)(d)	EUR	88,063
	ING Verzekeringen NV, Sub. Bonds
100,000	6.250%, 06/21/21 (d)	EUR	130,338
90,000	6.375%, 05/07/27 (d)	EUR	112,442
	InterXion Holding NV, Sec. Notes
50,000	9.500%, 02/12/17 (b)	EUR	69,903
	Kazkommerts International BV, Euro Medium-Term Notes
50,000	7.625%, 02/13/12 (b)	GBP	73,409
	Magyar Telecom BV, Secured Notes
50,000	9.500%, 12/15/16 (b)	EUR	69,566
	SNS Reaal Groep NV, Jr. Sub. Euro Medium-Term Notes
100,000	6.258%, Perpetual Maturity (c)(d)	EUR	90,190
	Suedzucker International Finance BV, Gtd. Notes
30,000	5.250%, 06/29/49 (d)	EUR	38,291
	Trafigura Beheer BV Bonds
100,000	6.375%, 04/08/15	EUR	134,222
	UPC Holding BV, Sr. Secured Notes
50,000	8.625%, 01/15/14 (b)	EUR	69,903
			1,363,240
Russia: 0.16%
	International Bank for Reconstruction & Development, Sr. Unsec. Notes
1,500,000	10.000%, 04/05/12	RUB	55,900
South Africa: 0.49%
	Consol Glass, Ltd., Gtd. Notes
50,000	7.625%, 04/15/14 (b)	EUR	68,039
	Foodcorp, Ltd., Gtd. Notes
70,000	8.875%, 06/15/12 (b)	EUR	96,910
			164,949
Spain: 1.62%
	Abengoa SA, Gtd. Notes
100,000	8.500%, 03/31/16	EUR	136,081
	Caixa d’Estalvis de Catalunya, Government Gtd. Notes
100,000	3.000%, 05/07/12	EUR	138,405
	Caja de Ahorros de Valencia Castellon y Alicante, Gov’t Gtd. Notes
100,000	3.000%, 05/11/12	EUR	138,195
	Campofrio Food SA, Sr. Notes
50,000	8.250%, 10/31/16 (b)	EUR	69,937
	Obrascon Huarte Lain SA, Unsub. Gtd. Notes
50,000	6.250%, 05/18/12 (d)	EUR	67,793
			550,411
Sweden: 0.40%
	Stena AB, Sr. Notes
100,000	7.875%, 03/15/20 (b)	EUR	134,897

Switzerland: 0.33%
	UBS AG Jersey Branch, Sr. Sub. Notes
100,000	4.280%, Perpetual Maturity (c)(d)	EUR	111,936
United Kingdom: 3.16%
	Bank of Ireland Holdings Plc
25,000	7.400%, Perpetual Maturity (c)(d)	EUR	23,805
	CEVA Group Plc, Gtd. Notes
50,000	8.500%, 12/01/14 (b)	EUR	63,481
50,000	10.000%, 12/01/16 (b)	EUR	58,416
	FCE Bank Plc, Sr. Unsec. Euro Medium-Term Notes
100,000	7.125%, 01/16/12	EUR	138,780
100,000	9.375%, 01/17/14	EUR	147,357
	Ineos Group Holdings Plc, Gtd. Notes
150,000	7.875%, 02/15/16 (b)	EUR	160,053
	Infinis Plc, Sr. Notes
100,000	9.125%, 12/15/14 (b)	GBP	157,820
	ISS Financing Plc, Sr. Secured Notes
50,000	11.000%, 06/15/14 (b)	EUR	75,468
	Old Mutual Plc, Jr. Sub. Euro Medium-Term Notes
50,000	4.500%, 01/18/17 (d)	EUR	63,047
100,000	5.000%, Perpetual Maturity (c)(d)	EUR	108,052
	TVN Finance Corp., Plc
50,000	10.750%, 11/15/17 (b)	GBP	74,793
			1,071,072
United States: 4.20%
	AGCO Corp., Sr. Sub. Notes
50,000	6.875%, 04/15/14	EUR	69,559
	American General Finance Corp., Sr. Unsec. Notes, Series A
100,000	4.625%, 06/22/11	EUR	129,334
	American International Group, Inc., Jr. Sub. Notes
100,000	8.000%, 05/22/38 (b)(d)	EUR	111,092
	American International Group, Inc., Jr. Sub. Notes, Series A3
100,000	4.875%, 03/15/67 (d)	EUR	89,143
	CEDC Finance Corp. International, Inc., Sr. Secured Notes
50,000	8.875%, 12/01/16 (b)	EUR	72,260
	Deutsche Postbank Funding Trust IV, Sub. Notes
100,000	5.983%, Perpetual Maturity (c)(d)	EUR	101,975
	Fiat Finance North America, Inc., Gtd. Euro Medium-Term Notes
50,000	5.625%, 06/12/17	EUR	65,004
	Hertz Corp., Gtd. Notes
100,000	7.875%, 01/01/14	EUR	135,066
	Huntsman International Llc, Gtd. Notes
50,000	7.500%, 01/01/15	EUR	66,858
	Jarden Corp., Gtd. Notes, Series 1
50,000	7.500%, 01/15/20	EUR	68,546
	Nalco Co., Gtd. Notes
25,000	9.000%, 11/15/13	EUR	34,948
	Nielsen Finance Llc/Nielsen Finance Co., Gtd. Notes
100,000	9.000%, 08/01/14	EUR	139,118

	Owens Brockway Glass Container, Inc., Gtd. Notes
50,000	6.750%, 12/01/14	EUR	69,559
	Polypore International, Inc., Gtd. Notes
20,000	8.750%, 05/15/12	EUR	27,418
	RBS Capital Trust A, Bank Gtd.
40,000	6.467%, Perpetual Maturity (c)(d)	EUR	32,146
	Travelport Llc, Gtd. Notes
50,000	10.875%, 09/01/16	EUR	70,234
	TRW Automotive, Inc., Gtd. Notes
50,000	6.375%, 03/15/14 (b)	EUR	65,169
	Virgin Media Secured Finance Plc
50,000	7.000%, 01/15/18 (b)	GBP	77,487
			1,424,916
	Total Corporate Bonds (Cost $8,717,836)		9,276,542

CREDIT LINKED NOTES: 1.65%
Indonesia: 1.65%
	Indonesia Government, Bonds, Series FR26
199,000	11.000%, 10/15/14	USD	228,987
	Indonesia Government, Bonds, Series FR45
235,294	11.269%, 05/15/37 (d)	USD	221,438
	Indonesia Government, Bonds, Series FR47
110,955	10.000%, 02/17/28	USD	108,485
			558,910
	Total Credit Linked Notes (Cost $484,066)		558,910

SHORT-TERM INVESTMENTS: 0.07%
Egypt: 0.07%
	Egypt Treasury Bills, Series 273
150,000	Zero Coupon, 11/02/10 (a)	EGP	25,749
	Total Short-Term Investments (Cost $25,826)		25,749

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.86%
	Brown Brothers Harriman & Co. - Grand Cayman
5,103	0.030%, due 04/01/10	ZAR	701
76,993	0.030%, due 04/01/10	NOK	12,955
107,995	0.030%, due 04/01/10	SEK	14,957
60,130	0.030%, due 04/01/10	SGD	42,982
9,102	0.030%, due 04/01/10	CAD	8,962
11,659	0.030%, due 04/01/10	CHF	11,058
88,280	0.030%, due 04/01/10	JPY	944

	Citibank - New York
35,163	0.030%, due 04/01/10	GBP	53,359
153,406	0.030%, due 04/01/10	DKK	27,832
40,612	0.030%, due 04/01/10	AUD	37,268
164,673	0.030%, due 04/01/10	EUR	222,416
	Wells Fargo Bank & Co. - San Francisco
536,800	0.030%, due 04/01/10	USD	536,800
	Total Short-Term Bank Debt Instruments (Cost $967,193)		970,234
	Total Investments: 97.80% (Cost $32,127,844)		33,188,214
	Net Other Assets and Liabilities: 2.20%		747,355
	Net Assets: 100.00%		$33,935,569

(a)	Fair valued security.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $4,143,758, representing 12.21% of net assets.

(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2010.

(e)	Denotes an inflation-indexed security: principal and coupon indexed to the consumer price index.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

Jr. - Junior

PIK - Payment in-kind

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

EGP - Egyptian Pound

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRL - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

FORWARD FOREIGN CURRENCY CONTRACTS

At March 31, 2010, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	395,012	04/05/10	$215,818	$221,895	$6,077
Brazilian Real	Purchase	325,012	05/04/10	178,357	181,414	3,057
British Pound	Purchase	94,509	07/02/10	140,789	143,339	2,550
British Pound	Purchase	109,857	06/04/10	165,385	166,642	1,257
British Pound	Purchase	17,472	06/04/10	25,992	26,503	511
Colombian Peso	Purchase	127,591,950	05/03/10	65,803	66,271	468
Euro	Sale	321,000	04/06/10	461,701	433,561	28,140
Euro	Sale	65,877	05/06/10	95,034	88,979	6,055
Euro	Sale	137,900	06/04/10	189,778	186,261	3,517
Euro	Sale	121,700	06/04/10	165,385	164,380	1,005
Hungarian Forint	Sale	4,000,000	05/18/10	20,542	20,233	309
Indonesian Rupiah	Sale	2,849,500,000	04/23/10	312,497	311,822	675
Malaysian Ringgit	Purchase	325,000	04/05/10	95,866	99,606	3,740
Malaysian Ringgit	Purchase	325,000	05/05/10	99,126	99,441	315
Mexican Peso	Purchase	1,724,000	05/19/10	132,429	138,715	6,286
Mexican Peso	Purchase	100,000	05/18/10	7,963	8,047	84
New Russian Ruble	Purchase	2,100,000	11/02/10	65,622	69,782	4,160
New Russian Ruble	Purchase	770,000	11/02/10	24,740	25,587	847
New Russian Ruble	Sale	4,000,000	06/22/10	135,318	134,797	521
New Russian Ruble	Purchase	2,000,000	04/12/10	67,420	67,841	421
New Russian Ruble	Purchase	1,100,000	04/12/10	37,108	37,311	203
Polish Zloty	Purchase	383,234	04/26/10	130,201	133,857	3,656
South African Rand	Purchase	133,000	06/24/10	17,670	17,985	315
South African Rand	Purchase	33,396	06/24/10	4,469	4,516	47
Thai Bhats	Purchase	1,894,770	04/19/10	58,535	58,573	38
Turkish Lira	Purchase	542,857	06/18/10	352,245	352,846	601
Turkish Lira	Purchase	20,000	06/18/10	12,855	13,000	145
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$75,000

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Brazilian Real	Sale	70,000	04/05/10	$39,000	$39,322	$(322)
Brazilian Real	Sale	325,012	04/05/10	179,369	182,574	(3,205)
British Pound	Purchase	125,056	06/04/10	189,778	189,698	(80)
British Pound	Sale	15,221	06/04/10	22,862	23,088	(226)
British Pound	Purchase	59,300	05/06/10	95,034	89,968	(5,066)
British Pound	Purchase	288,646	04/06/10	461,701	438,002	(23,699)
Colombian Peso	Purchase	40,000,000	05/03/10	21,052	20,776	(276)
Euro	Purchase	16,800	06/04/10	22,862	22,692	(170)
Euro	Sale	19,500	06/04/10	25,992	26,339	(347)
Euro	Sale	105,000	07/02/10	140,789	141,813	(1,024)
Hungarian Forint	Purchase	28,980,000	05/18/10	149,243	146,591	(2,652)
Mexican Peso	Sale	200,000	05/18/10	15,585	16,094	(509)
New Russian Ruble	Sale	5,886,500	06/29/10	197,239	198,239	(1,000)
Peruvian New Sol	Purchase	111,466	06/21/10	39,272	39,168	(104)
Polish Zloty	Sale	40,000	04/26/10	13,967	13,971	(4)
Turkish Lira	Sale	175,392	06/18/10	113,035	113,351	(316)
Turkish Lira	Sale	174,392	06/18/10	113,020	113,351	(331)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(39,331)

FUTURES CONTRACTS

At March 31, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/ (Loss)
Euro-Bobl	Short	(8)	06/08/10	EUR	$(1,265,080)	$(2,094)
Euro-Bond	Long	10	06/08/10	EUR	1,666,036	10,562
Euro-Bond	Short	(3)	06/08/10	EUR	(499,811)	(3,133)
Euro-Shatz	Short	(33)	06/09/10	EUR	(4,846,059)	(6,983)
Long Gilt	Long	3	06/28/10	GBP	522,398	7,876
Long Gilt	Short	(3)	06/28/10	GBP	(522,398)	(3,794)
US 10Yr Note	Long	2	06/21/10	USD	232,500	(1,375)
US 2Yr Note	Short	(3)	06/30/10	USD	(650,856)	613
					$(5,363,270)	$1,672

Forward International Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.05%
Australia: 13.38%
153,700	CFS Retail Property Trust	$264,455
2,000,000	Charter Hall Office REIT	523,061
445,810	Commonwealth Property Office Fund	370,233
1,224,697	Dexus Property Group	910,313
1,000,000	Goodman Group	601,061
1,200,000	ING Office Fund	644,191
477,000	Mirvac Group	645,636
10,017	Stockland	36,676
238,144	Westfield Group	2,635,506
		6,631,132
Austria: 1.27%
14,200	CA Immobilien Anlagen AG (a)	172,039
37,000	Conwert Immobilien Invest SE (a)	459,264
		631,303
Canada: 5.72%
15,000	Allied Properties Real Estate Investment Trust	299,808
9,000	Boardwalk Real Estate Investment Trust	356,668
45,000	Brookfield Properties Corp.	693,398
18,200	Calloway Real Estate Investment Trust	380,074
21,000	Canadian Apartment Properties Real Estate Investment Trust	296,707
5,200	Canadian Real Estate Investment Trust	141,565
13,000	Extendicare Real Estate Investment Trust	134,012
5,000	First Capital Realty, Inc.	109,093
16,000	InnVest Real Estate Investment Trust	93,576
16,500	Morguard Real Estate Investment Trust	221,592
4,400	Northern Property Real Estate Investment Trust	104,839
		2,831,332
China: 0.60%
350,000	Evergrande Real Estate Group, Ltd. (a)	146,054
660,000	Renhe Commercial Holdings Co., Ltd.	153,009
		299,063
Finland: 1.35%
167,321	Citycon OYJ	666,681
France: 8.44%
12,466	Societe Fonciere Lyonnaise SA	599,576
2,621	Societe Immobiliere de Location pour l’Industrie et le Commerce	330,962
16,038	Unibail-Rodamco SE	3,249,277
		4,179,815

Germany: 1.49%
64,200	Alstria Office Real Estate Investment Trust AG	737,054
Hong Kong: 27.39%
135,000	China Resources Land, Ltd.	293,499
762,000	China South City Holdings, Ltd. (a)	134,455
1,680,000	Franshion Properties China, Ltd.	571,234
117,000	Great Eagle Holdings, Ltd.	328,506
80,000	Henderson Land Development Co., Ltd.	563,609
480,000	The Hongkong & Shanghai Hotels	741,862
404,000	Hongkong Land Holdings, Ltd.	2,048,279
280,000	Hysan Development Co., Ltd.	809,608
200,000	Kerry Properties, Ltd.	1,072,866
100,000	The Link REIT	246,514
605,000	New World Development Co., Ltd.	1,184,403
756,000	Prosperity REIT	141,186
31,000	Shanghai Industrial Holdings, Ltd.	142,139
172,000	Shangri-La Asia, Ltd.	337,609
734,000	Shun Tak Holdings, Ltd.	473,625
217,100	Sun Hung Kai Properties, Ltd.	3,265,901
215,000	Wharf Holdings, Ltd.	1,211,481
		13,566,776
Japan: 14.90%
494	DA Office Investment Corp.	1,055,212
40	Japan Real Estate Investment Corp.	340,999
192	Japan Retail Fund Investment Corp.	225,907
473	Kenedix Realty Investment Corp.	1,270,407
126,000	Mitsubishi Estate Co., Ltd.	2,062,038
60,800	Mitsui Fudosan Co., Ltd.	1,032,084
637	Nippon Commercial Investment Corp.	859,872
7,000	Nomura Real Estate Holdings, Inc.	107,969
50	Nomura Real Estate Residential Fund, Inc.	200,823
154	Starts Proceed Investment Co.	155,005
14	Tokyu REIT, Inc.	73,601
		7,383,917
Malaysia: 0.77%
300,000	IGB Corp. Bhd	173,820
200,000	KLCC Property Holdings Bhd	205,395
		379,215
Netherlands: 1.97%
8,000	Corio NV	534,158
11,000	Eurocommercial Properties NV	442,003
		976,161
Philippines: 0.82%
1,875,000	SM Prime Holdings, Inc.	406,617
Singapore: 7.60%
1,415,900	CapitaCommercial Trust	1,093,085
47,500	CapitaLand, Ltd.	134,798
540,000	CapitaMall Trust	683,227
500,000	Fortune Real Estate Investment Trust	229,900
4,450,000	Frasers Commercial Trust	477,143
94,000	Keppel Land, Ltd.	246,599
418,000	K-REIT Asia	328,675

200,000	Parkway Life Real Estate Investment Trust	194,432
24,000	Singapore Land, Ltd.	116,659
122,000	Wing Tai Holdings, Ltd.	157,847
78,000	Yanlord Land Group, Ltd.	104,264
		3,766,629
Sweden: 1.32%
31,368	Fabege AB	211,999
51,800	Hufvudstaden AB, Class A	442,989
		654,988
United Kingdom: 11.03%
92,956	British Land Co., Plc	678,642
126,577	Capital & Regional Plc (a)	67,708
33,100	Derwent London Plc	686,130
150,000	Grainger Plc	307,293
123,800	Great Portland Estates Plc	590,651
102,809	Land Securities Group Plc	1,057,764
269,105	Minerva Plc (a)	388,969
52,760	Segro Plc	255,882
56,960	Shaftesbury Plc	332,435
140,000	Songbird Estates Plc (a)	352,666
65,000	St. Modwen Properties Plc (a)	190,863
50,484	Unite Group Plc (a)	197,729
975,000	Workspace Group Plc	355,094
		5,461,826
	Total Common Stocks (Cost $43,267,755)	48,572,509

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.94%
	Citibank - New York
$466,199	0.030%, 04/01/10	466,199
	Total Short-Term Bank Debt Instruments (Cost $466,199)	466,199
	Total Investments: 98.99% (Cost $43,733,954)	49,038,708
	Net Other Assets and Liabilities: 1.01%	500,179
	Net Assets: 100.00%	$49,538,887

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.54%
Australia: 4.13%
1,328,174	Australian Worldwide Exploration, Ltd. (a)	$3,315,133
1,272,160	Centennial Coal Co., Ltd.	4,973,115
1,972,900	DUET Group	3,240,673
3,520,160	Fairfax Media, Ltd.	5,814,495
4,778,898	OZ Minerals, Ltd. (a)	5,021,233
		22,364,649
Belgium: 2.90%
518,264	Agfa-Gevaert NV (a)	4,010,985
23,073	Bekaert NV	4,151,008
7,457	SA D’Ieteren NV	3,776,946
124,816	Telenet Group Holding NV (a)	3,772,060
		15,710,999
China: 2.74%
2,643,967	Ajisen China Holdings, Ltd.	2,611,872
2,232,010	AviChina Industry & Technology Co., Ltd. (a)	1,078,023
5,214,000	First Tractor Co., Ltd.	4,022,521
1,445,300	Minth Group, Ltd.	2,419,925
1,714,000	TCL Multimedia Technology Holdings, Ltd. (a)	1,777,081
4,393,200	TPV Technology, Ltd.	2,959,260
		14,868,682
Denmark: 1.57%
84,800	Dampskibsselskabet AS	3,684,749
26,196	SimCorp AS	4,838,261
		8,523,010
France: 8.45%
140,019	April Group	4,803,591
103,282	Arkema	3,823,659
11,480	bioMerieux SA	1,318,437
980,835	Bull SA (a)	4,517,474
135,088	Compagnie Generale de Geophysique-Veritas (a)	3,832,523
157,938	Faurecia SA (a)	3,174,204
89,746	Gemalto NV (a)	3,883,765
53,480	Ipsen SA	2,611,591
163,921	M6-Metropole Television	4,239,832
174,263	Medica SA (a)	3,554,082
132,359	Rhodia SA (a)	2,742,358
43,009	SA des Ciments Vicat	3,369,826
36,799	Virbac SA	3,896,703
		45,768,045
Germany: 7.79%
20,376	Bijou Brigitte Modische Accessoires AG	3,708,455
245,700	GEA Group AG	5,704,616

78,198	Hannover Rueckversicherung AG (a)	3,861,421
40,700	HOCHTIEF AG	3,438,484
389,293	Kontron AG	3,804,700
66,376	Krones AG	3,415,713
64,625	Pfeiffer Vacuum Technology AG	4,909,852
143,488	Rhoen-Klinikum AG	3,670,632
45,316	Software AG	5,375,147
381,392	TUI AG (a)	4,301,851
		42,190,871
Hong Kong: 3.68%
2,630,277	China Green Holdings, Ltd.	3,313,148
510,000	Dah Sing Financial Holdings, Ltd. (a)	2,791,641
3,882,168	Daphne International Holdings, Ltd.	3,750,042
3,170,361	Huabao International Holdings, Ltd.	3,809,701
685,300	Kingboard Chemical Holdings, Ltd.	3,120,115
3,972,496	Pacific Basin Shipping, Ltd.	3,161,931
		19,946,578
Ireland: 0.86%
1,030,000	C&C Group Plc	4,667,401
Italy: 6.47%
711,004	Amplifon SpA (a)	3,661,232
544,397	Banca Popolare di Milano Scarl	3,380,514
240,945	Danieli & C. Officine Meccaniche SpA	3,553,742
351,700	Davide Campari-Milano SpA	3,759,833
334,805	Enia SpA	2,690,632
303,666	Indesit Co., SpA (a)	3,642,122
675,580	Iride SpA	1,309,405
1,574,700	Parmalat SpA	4,312,251
8,564,227	Pirelli & C. SpA (a)	5,263,139
1,666,220	Sorin SpA (a)	3,488,264
		35,061,134
Japan: 23.80%
189,930	Acom Co., Ltd.	3,108,278
259,531	Aeon Delight Co., Ltd.	3,647,703
464,580	Akebono Brake Industry Co., Ltd.	2,549,252
246,900	Canon Marketing Japan, Inc.	3,361,896
142,859	Don Quijote Co., Ltd.	3,566,509
992,937	Furukawa Electric Co., Ltd.	5,161,701
189,100	Hitachi High-Technologies Corp.	4,338,640
103,222	Hokuto Corp.	2,116,553
233,707	Hoshizaki Electric Co., Ltd.	3,494,731
37,662	Idemitsu Kosan Co., Ltd.	2,852,144
312,179	INES Corp.	2,320,723
238,500	Izumi Co., Ltd.	3,127,618
327,500	JSR Corp.	6,841,453
389,351	JTEKT Corp.	4,597,748
673,800	The Keiyo Bank, Ltd.	3,250,442
92,030	Kobayashi Pharmaceutical Co., Ltd.	3,789,876
132,013	McDonald’s Holdings Co., Ltd.	2,680,080
173,272	Megmilk Snow Brand Co., Ltd.	2,696,661
187,900	Mimasu Semiconductor Industry Co., Ltd.	2,805,738
274,000	Nippon Electric Glass Co., Ltd.	3,859,857
358,920	NOK Corp.	5,401,651
632	Nomura Real Estate Office Fund, Inc.	3,549,043
170,900	Square Enix Holdings Co., Ltd.	3,736,438

1,083,571	Sumitomo Heavy Industries, Ltd.	6,525,301
180,200	Sundrug Co., Ltd.	4,279,003
264,604	THK Co., Ltd.	5,773,796
172,700	Tocalo Co., Ltd.	3,605,844
275,600	Tokyo Ohka Kogyo Co., Ltd.	5,120,517
314,000	Toshiba Plant Systems & Services Corp.	3,533,298
60,432	Toyo Tanso Co., Ltd.	3,425,924
97,800	Tsumura & Co.	2,840,165
304,327	Yamaguchi Financial Group, Inc.	3,330,051
411,200	Yaskawa Electric Corp.	3,760,573
826,443	The Yokohama Rubber Co., Ltd.	3,889,560
		128,938,767
Netherlands: 2.79%
151,970	ASM International NV (a)	4,064,137
135,399	CSM NV	4,206,188
49,570	Fugro NV	3,239,812
57,445	Nutreco Holding NV	3,619,505
		15,129,642
New Zealand: 0.56%
510,300	Fletcher Building, Ltd.	3,026,798
Norway: 0.95%
243,173	TGS NOPEC Geophysical Co., ASA (a)	5,159,529
Portugal: 0.36%
288,360	Altri SGPS SA (a)	1,939,589
Singapore: 2.33%
3,321,200	ComfortDelGro Corp., Ltd.	3,703,543
9,805,190	Golden Agri-Resources, Ltd. (a)	4,065,200
753,309	MobileOne, Ltd.	1,120,042
602,900	Venture Corp., Ltd.	3,758,024
		12,646,809
Spain: 1.95%
157,258	Ebro Puleva SA	2,896,098
174,927	Grupo Catalana Occidente SA	3,560,536
65,450	Tecnicas Reunidas SA	4,115,046
		10,571,680
Sweden: 1.48%
298,700	Intrum Justitia AB	3,785,149
440,897	Kappahl Holding AB	4,213,209
		7,998,358
Switzerland: 6.07%
600,095	Clariant AG (a)	7,632,087
15,086	Helvetia Holding AG	5,290,258
1,608	Kuoni Reisen Holding AG	644,329
42,250	Partners Group Holding AG	5,982,478
2,286	Sika AG	3,859,143
41,220	Swiss Life Holding AG (a)	5,414,426
137,656	Temenos Group AG (a)	4,053,698
		32,876,419

United Kingdom: 18.66%
1,689,800	Aberdeen Asset Management Plc	3,333,546
305,463	Aggreko Plc	5,525,386
661,502	Carillion Plc	3,280,507
380,100	Charter International Plc	4,328,888
651,000	Daily Mail & General Trust Plc	4,915,743
172,500	Dana Petroleum Plc (a)	3,146,454
523,109	Dunelm Group Plc	2,932,357
516,976	Halfords Group Plc	3,706,807
826,247	Hochschild Mining Plc	3,533,285
311,393	Hunting Plc	2,908,471
711,170	IG Group Holdings Plc	4,340,534
972,824	Informa Plc	5,717,544
337,700	London Stock Exchange Group Plc	3,641,019
1,170,433	Meggitt Plc	5,429,624
1,021,593	Melrose Plc	3,413,681
697,328	Micro Focus International Plc	5,306,838
795,900	N. Brown Group Plc	2,642,613
1,061,609	Pace Plc	3,094,708
1,337,315	Premier Farnell Plc	4,578,261
275,698	Premier Oil Plc (a)	5,166,879
1,239,700	RPS Group Plc	3,841,494
408,600	Spectris Plc	5,130,907
181,000	Spirax-Sarco Engineering Plc	3,853,577
743,152	St. James’s Place Capital Plc	2,937,739
1,369,900	William Hill Plc	4,390,465
		101,097,327
	Total Common Stocks (Cost $445,487,856)	528,486,287

PREFERRED STOCKS: 0.89%
Germany: 0.89%
49,921	Fuchs Petrolub AG	4,825,018
	Total Preferred Stocks (Cost $3,877,461)	4,825,018

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.38%
	Wells Fargo Bank & Co. - San Francisco
$7,497,520	0.030%, 04/01/10	7,497,520
	Total Short-Term Bank Debt Instruments (Cost $7,497,520)	7,497,520
	Total Investments: 99.81% (Cost $456,862,837)	540,808,825
	Net Other Assets and Liabilities: 0.19%	1,030,122
	Net Assets: 100.00%	$541,838,947

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.59%
Consumer Discretionary: 11.59%
1,350	Best Buy Co., Inc.	$57,429
9,000	Ford Motor Co. (a)	113,130
1,400	The Gap, Inc.	32,354
500	Kohl’s Corp. (a)	27,390
5,200	Las Vegas Sands Corp. (a)	109,980
5,387	McDonald’s Corp.	359,421
1,150	Nike, Inc., Class B	84,525
900	Nordstrom, Inc.	36,765
1,550	Omnicom Group, Inc.	60,156
3,300	Stanley Black & Decker, Inc.	189,453
2,000	Tiffany & Co.	94,980
1,240	Time Warner Cable, Inc.	66,104
8,250	Time Warner, Inc.	257,977
3,650	VF Corp.	292,548
		1,782,212
Consumer Staples: 6.57%
5,500	The Coca-Cola Co.	302,500
2,600	PepsiCo, Inc.	172,016
3,561	The Procter & Gamble Co.	225,304
5,590	Wal-Mart Stores, Inc.	310,804
		1,010,624
Energy: 8.55%
2,200	Cameron International Corp. (a)	94,292
1,150	Chesapeake Energy Corp.	27,186
5,460	Chevron Corp.	414,032
3,850	ConocoPhillips Corp.	197,005
1,300	Devon Energy Corp.	83,759
500	EnCana Corp.	15,515
2,480	Exxon Mobil Corp.	166,110
4,750	Royal Dutch Shell Plc, ADR (b)	274,835
1,040	Southwestern Energy Co. (a)	42,349
		1,315,083
Financials: 12.22%
3,500	Bank of America Corp.	62,475
5,800	Bank of New York Mellon Corp.	179,104
3,500	Berkshire Hathaway, Inc., Class B (a)	284,444
4,220	The Charles Schwab Corp.	78,872
4,250	The Chubb Corp.	220,363
18,000	Citigroup, Inc. (a)	72,900
600	The Goldman Sachs Group, Inc.	102,378
4,490	JPMorgan Chase & Co.	200,928
5,414	MetLife, Inc.	234,643
4,270	Morgan Stanley	125,068
10,750	NYSE Euronext, Inc.	318,307
		1,879,482
Health Care: 13.94%
5,450	Abbott Laboratories	287,106
3,050	Becton, Dickinson and Co.	240,127

2,350	Cardinal Health, Inc.	84,671
1,350	Celgene Corp. (a)	83,646
1,250	Gilead Sciences, Inc. (a)	56,850
4,186	Johnson & Johnson	272,927
1,350	McKesson Corp.	88,722
3,815	Medco Health Solutions, Inc. (a)	246,296
2,000	Medtronic, Inc.	90,060
2,000	Merck & Co., Inc.	74,700
9,100	Mylan, Inc. (a)	206,661
16,900	Pfizer, Inc.	289,834
3,740	UnitedHealth Group, Inc.	122,186
		2,143,786
Industrials: 14.99%
3,250	3M Co.	271,603
4,100	The Boeing Co.	297,700
1,000	Cooper Industries Plc, Class A	47,940
5,750	Emerson Electric Co.	289,455
2,500	General Dynamics Corp.	193,000
12,960	General Electric Co.	235,872
1,000	L-3 Communications Holdings, Inc.	91,630
5,200	Norfolk Southern Corp.	290,628
3,950	Rockwell Collins, Inc.	247,231
1,150	W.W. Grainger, Inc.	124,338
6,250	Waste Management, Inc.	215,188
		2,304,585
Information Technology: 19.09%
4,000	Altera Corp.	97,240
750	AOL, Inc. (a)	18,960
17,150	Applied Materials, Inc.	231,182
3,850	Automatic Data Processing, Inc.	171,210
5,660	Cisco Systems, Inc. (a)	147,330
3,000	Corning, Inc.	60,630
255	Google, Inc., Class A (a)	144,588
1,700	Hewlett-Packard Co.	90,355
14,900	Intel Corp.	331,673
2,790	International Business Machines Corp.	357,818
4,900	Microchip Technology, Inc.	137,984
12,780	Microsoft Corp.	374,070
3,050	Nuance Communications, Inc. (a)	50,752
3,600	Oracle Corp.	92,484
6,400	QUALCOMM, Inc.	268,736
7,900	Texas Instruments, Inc.	193,313
2,650	VMware, Inc., Class A (a)	141,245
675	Western Digital Corp. (a)	26,318
		2,935,888
Materials: 6.62%
2,200	Agrium, Inc.	155,386
3,900	Air Products & Chemicals, Inc.	288,405
1,800	Alcoa, Inc.	25,632
750	Barrick Gold Corp.	28,755
1,700	Cliffs Natural Resources, Inc.	120,616
712	Freeport-McMoRan Copper & Gold, Inc., Class B	59,480
3,530	International Paper Co.	86,873
2,550	MeadWestvaco Corp.	65,153
580	Newmont Mining Corp.	29,539
950	PPG Industries, Inc.	62,130
1,200	Sociedad Quimica y Minera de Chile SA, ADR (b)	44,868
5,100	Yamana Gold, Inc.	50,235
		1,017,072

Telecommunication Services: 2.02%
8,100	AT&T, Inc.	209,304
3,270	Verizon Communications, Inc.	101,435
		310,739
	Total Common Stocks (Cost $12,420,441)	14,699,471

Par Value
SHORT -TERM BANK DEBT INSTRUMENTS: 4.45%
$684,235	Brown Brothers Harriman & Co. - Grand Cayman
	0.030%, due 04/01/10	684,235
	Total Short -Term Bank Debt Instruments (Cost $684,235)	684,235
	Total Investments: 100.04% (Cost $13,104,676)	15,383,706
	Net Other Assets and Liabilities: (0.04)%	(6,271)
	Net Assets: 100.00%	$15,377,435

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.45%
Consumer Discretionary: 11.24%
4,620	AnnTaylor Stores Corp. (a)	$95,634
1,182	Arbitron, Inc.	31,512
1,659	Capella Education Co. (a)	154,021
3,003	Carter’s, Inc. (a)	90,571
7,537	The Cheesecake Factory, Inc. (a)	203,951
3,891	Corinthian Colleges, Inc. (a)	68,443
4,071	Domino’s Pizza, Inc. (a)	55,528
1,710	DreamWorks Animation SKG, Inc., Class A (a)	67,357
7,875	Gentex Corp.	152,932
254	Grand Canyon Education, Inc. (a)	6,640
1,933	HSN, Inc. (a)	56,908
3,150	Iconix Brand Group, Inc. (a)	48,384
6,180	LKQ Corp. (a)	125,454
4,851	Modine Manufacturing Co. (a)	54,525
3,303	Tenneco, Inc. (a)	78,116
1,334	Tractor Supply Co.	77,439
1,822	Under Armour, Inc., Class A (a)	53,585
1,850	Universal Technical Institute, Inc. (a)	42,217
		1,463,217
Consumer Staples: 3.32%
2,755	Lance, Inc.	63,723
2,672	TreeHouse Foods, Inc. (a)	117,221
8,053	United Natural Foods, Inc. (a)	226,531
800	USANA Health Sciences, Inc. (a)	25,128
		432,603
Energy: 5.40%
1,976	CARBO Ceramics, Inc.	123,183
475	Core Laboratories NV	62,130
3,334	Forest Oil Corp. (a)	86,084
9,035	General Maritime Corp.	64,962
10,200	ION Geophysical Corp. (a)	50,184
5,589	North American Energy Partners, Inc. (a)	53,598
1,450	St. Mary Land & Exploration Co.	50,475
1,494	Superior Energy Services, Inc. (a)	31,404
4,450	Tesco Corp. (a)	51,932
1,594	Whiting Petroleum Corp. (a)	128,859
		702,811
Financials: 11.38%
2,750	Advent Software, Inc. (a)	123,062
4,557	Astoria Financial Corp.	66,077
1,304	Bank of Hawaii Corp.	58,615
6,806	Cedar Shopping Centers, Inc.	53,835
1,434	Community Bank System, Inc.	32,667
1,175	FactSet Research Systems, Inc.	86,210
4,191	First Industrial Realty Trust, Inc. (a)	32,522
4,431	First Midwest Bancorp, Inc.	60,040
4,218	Glacier Bancorp, Inc.	64,240
547	Greenhill & Co., Inc.	44,903
1,589	Hanover Insurance Group, Inc.	69,296

5,658	MGIC Investment Corp. (a)	62,068
1,602	Mid-America Apartment Communities, Inc.	82,968
1,450	Morningstar, Inc. (a)	69,731
5,843	Old National Bancorp	69,824
3,000	Portfolio Recovery Associates, Inc. (a)	164,610
1,653	Prosperity Bancshares, Inc.	67,773
3,724	Sun Communities, Inc.	93,844
1,602	WestAmerica BanCorp.	92,356
2,350	Westwood Holdings Group, Inc.	86,480
		1,481,121
Health Care: 20.30%
5,650	Abaxis, Inc. (a)	153,623
5,925	Allscripts-Misys Healthcare Solutions, Inc. (a)	115,893
6,625	Angiodynamics, Inc. (a)	103,483
1,685	Bio-Reference Labs, Inc. (a)	74,089
11,086	Cepheid, Inc. (a)	193,783
3,150	Chemed Corp.	171,297
2,554	Gentiva Health Services, Inc. (a)	72,227
1,089	Haemonetics Corp. (a)	62,236
807	ICU Medical, Inc. (a)	27,801
1,825	Integra LifeSciences Holdings Corp. (a)	79,990
2,200	IPC The Hospitalist Co., Inc. (a)	77,242
1,575	Landauer, Inc.	102,721
915	LifePoint Hospitals, Inc. (a)	33,654
1,473	Magellan Health Services, Inc. (a)	64,046
3,589	Medical Action Industries, Inc. (a)	44,037
2,325	MEDNAX, Inc. (a)	135,292
1,850	Medtox Scientific, Inc. (a)	18,963
2,875	Meridian Bioscience, Inc.	58,564
6,346	Merit Medical Systems, Inc. (a)	96,777
5,978	Neogen Corp. (a)	150,048
4,200	Phase Forward, Inc. (a)	54,894
4,373	PSS World Medical, Inc. (a)	102,809
2,836	Quality Systems, Inc.	174,244
2,227	RehabCare Group, Inc. (a)	60,730
6,450	Somanetics Corp. (a)	123,453
4,252	Sunrise Senior Living, Inc. (a)	21,770
2,100	SurModics, Inc. (a)	43,974
2,695	Techne Corp.	171,645
3,088	U.S. Physical Therapy, Inc. (a)	53,731
		2,643,016
Industrials: 17.58%
2,500	The Advisory Board Co. (a)	78,750
4,650	AeroVironment, Inc. (a)	121,412
1,992	Alexander & Baldwin, Inc.	65,836
682	American Science & Engineering, Inc.	51,095
5,725	Beacon Roofing Supply, Inc. (a)	109,519
4,200	CoStar Group, Inc. (a)	174,383
2,050	Dynamex, Inc. (a)	35,260
4,688	EnergySolutions, Inc.	30,144
2,175	Forward Air Corp.	57,203
531	Fuel Tech, Inc. (a)	4,259
1,547	Gardner Denver, Inc.	68,130
1,909	Genesee & Wyoming, Inc., Class A (a)	65,135
3,142	Gibraltar Industries, Inc. (a)	39,621
1,648	IDEX Corp.	54,549
8,553	Innerworkings, Inc. (a)	44,476
2,391	Kansas City Southern (a)	86,483
1,598	Kaydon Corp.	60,085
2,675	Mobile Mini, Inc. (a)	41,436

801	Nordson Corp.	54,404
2,625	Raven Industries, Inc.	77,411
5,655	Resources Connection, Inc. (a)	108,406
8,078	Ritchie Bros. Auctioneers, Inc.	173,838
2,470	Robbins & Myers, Inc.	58,835
11,633	Rollins, Inc.	252,203
3,925	Sun Hydraulics Corp.	101,972
4,424	Tetra Tech, Inc. (a)	101,928
5,688	Titan International, Inc.	49,656
2,493	Tutor Perini Corp. (a)	54,223
1,621	Wabtec Corp.	68,277
		2,288,929
Information Technology: 24.58%
3,976	Advanced Energy Industries, Inc. (a)	65,843
4,165	ANSYS, Inc. (a)	179,678
817	ArcSight, Inc. (a)	22,999
3,975	Blackbaud, Inc.	100,130
3,150	Blackboard, Inc. (a)	131,228
5,125	Bottomline Technologies, Inc. (a)	86,254
1,850	Cabot Microelectronics Corp. (a)	69,986
1,654	CACI International, Inc., Class A (a)	80,798
2,050	Cass Information Systems, Inc.	63,858
4,700	comScore, Inc. (a)	78,443
1,240	Concur Technologies, Inc. (a)	50,852
2,105	Constant Contact, Inc. (a)	48,878
3,975	DealerTrack Holdings, Inc. (a)	67,893
9,275	Digi International, Inc. (a)	98,686
4,625	Echelon Corp. (a)	41,486
1,875	EMS Technologies, Inc. (a)	31,125
12,759	Entegris, Inc. (a)	64,305
1,137	F5 Networks, Inc. (a)	69,937
3,241	Fair Isaac Corp.	82,127
7,598	Fairchild Semiconductor International, Inc. (a)	80,919
2,050	FARO Technologies, Inc. (a)	52,787
2,700	Forrester Research, Inc. (a)	81,189
3,255	GTSI Corp. (a)	18,065
4,445	Guidance Software, Inc. (a)	25,559
6,693	Harmonic, Inc. (a)	42,233
1,625	Hittite Microwave Corp. (a)	71,451
2,625	II-VI, Inc. (a)	88,830
1,639	ManTech International Corp., Class A (a)	80,032
1,800	Maximus, Inc.	109,674
2,500	MICROS Systems, Inc. (a)	82,200
3,460	Napco Security Technologies, Inc. (a)	7,958
5,000	National Instruments Corp.	166,750
1,900	NVE Corp. (a)	86,070
3,090	Power Integrations, Inc.	127,307
2,423	Rudolph Technologies, Inc. (a)	20,765
6,850	Semtech Corp. (a)	119,396
4,025	Stratasys, Inc. (a)	98,130
3,650	TeleCommunication Systems, Inc. (a)	26,755
2,140	Telvent GIT SA	61,546
5,750	Tyler Technologies, Inc. (a)	107,870
3,875	Ultimate Software Group, Inc. (a)	127,681
3,300	Verint Systems, Inc. (a)	80,850
		3,198,523
Materials: 3.65%
2,257	Carpenter Technology Corp.	82,607
1,673	Commercial Metals Co.	25,195
1,427	Compass Minerals International, Inc.	114,487

6,025	Landec Corp. (a)	39,946
3,675	Simpson Manufacturing Co., Inc.	102,018
6,038	Spartech Corp. (a)	70,645
4,200	Zoltek Cos., Inc. (a)	40,488
		475,386
	Total Common Stocks (Cost $10,072,694)	12,685,606

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.60%
$33,143	Citibank - New York
	0.030%, due 04/01/10	33,143
305,949	Well Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	305,949
	Total Short -Term Bank Debt Instruments (Cost $339,092)	339,092
	Total Investments: 100.05% (Cost $10,411,786)	13,024,698
	Net Other Assets and Liabilities: (0.05)%	(6,689)
	Net Assets: 100.00%	$13,018,009

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 119.75%
Alaska: 2.29%
	Northern Tobacco Securitization Corp., Asset-Backed Revenue Bonds, Series A
$3,100,000	4.625%, 06/01/23	$3,044,386
Arizona: 0.90%
	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.)
500,000	5.750%, 09/01/29 (a)	503,485
	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds
800,000	5.000%, 12/01/37 (a)	691,424
		1,194,909
California: 20.57%
	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution)
700,000	5.000%, 10/01/29 (a)	724,584
	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A
1,000,000	5.000%, 12/01/32 (a)	898,600
	California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System-West), Series A
900,000	5.750%, 09/01/39 (a)	911,025
	California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System), Series A
800,000	5.750%, 07/01/39 (a)	831,872
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
750,000	4.750%, 02/01/30 (a)	635,775
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series I
2,940,000	4.800%, 08/01/36 (a)	2,376,549

	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,000,000	8.361%, 10/01/34	1,030,950
	California State Public Works Board, Revenue Bonds, Series I-1
1,000,000	6.625%, 11/01/34 (a)	1,065,170
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
3,200,000	4.500%, 06/01/27 (a)	2,951,039
3,000,000	5.125%, 06/01/47 (a)	1,914,990
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15 (a)	1,074,170
	Manteca California Financing Authority, Sewer Revenue Bonds, Series B
860,000	5.000%, 12/01/33 (a)	836,685
	M-S-R Energy Authority, Revenue Bonds, Series B
2,200,000	6.500%, 11/01/39 (a)	2,348,104
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
1,800,000	0.888%, 07/01/27 (a)(b)	1,345,482
	Port of Oakland, California Pre-Refunded Revenue Bonds, Series M
110,000	5.375%, 11/01/27 (a)	120,821
	Port of Oakland, California Un-Refunded Revenue Bonds, Series M
890,000	5.375%, 11/01/27 (a)	874,585
	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A
450,000	5.375%, 02/01/36 (a)	463,176
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14 (a)	1,995,609
900,000	6.000%, 04/01/35 (a)	950,499
1,700,000	6.200%, 10/01/19	1,740,341
1,000,000	7.300%, 10/01/39	1,004,540
	State of California Municipal Bonds, VRDN
1,250,000	5.650%, 04/01/39 (b)	1,304,288
		27,398,854

Colorado: 2.42%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
985,000	1.269%, 12/01/33 (a)(b)	716,962
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
2,265,000	6.500%, 11/15/38 (a)	2,508,737
		3,225,699
Connecticut: 3.01%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
815,000	5.850%, 09/01/28 (a)	825,994
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Health System Catholic East)
500,000	4.500%, 11/15/25	489,955
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale - New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
600,000	5.000%, 07/01/26 (a)	605,070
	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3
1,800,000	4.500%, 11/15/28 (a)	1,782,234
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17 (a)	305,200
		4,008,453
Florida: 1.80%
	Citizens Property Insurance Corp., Sr. Sec. High Act Revenue Bonds, Series A-1
900,000	6.000%, 06/01/16 (a)	986,472
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18 (a)	437,099
	JEA, Florida Water & Sewer Systems, Revenue Bonds, Series A
450,000	5.375%, 10/01/39 (a)	459,936

	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A
500,000	5.625%, 07/01/39 (a)	515,015
		2,398,522
Georgia: 5.63%
	Atlanta, Georgia, Airport Revenue Bonds, Series B
700,000	5.625%, 01/01/30 (a)	704,011
	Atlanta, Georgia, Airport Revenue Bonds, Series RF-B-3, VRDN
1,450,000	2.290%, 01/01/30 (b)	1,450,000
	Atlanta, Georgia, Water & Wastewater Revenue Bonds, Series A
1,000,000	6.250%, 11/01/34 (a)	1,056,700
	Clayton County, Georgia Development Authority Special Facilities Revenue Bonds (Delta Airlines), Series A
500,000	8.750%, 06/01/29	527,065
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,400,000	6.655%, 04/01/57	1,393,280
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J
1,600,000	6.637%, 04/01/57	1,588,592
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
800,000	7.055%, 04/01/57	776,360
		7,496,008
Guam: 3.11%
	Guam Government Municipal Bonds, Series A
1,000,000	6.000%, 11/15/19 (a)	1,049,810
2,900,000	6.750%, 11/15/29 (a)	3,091,748
		4,141,558
Illinois: 7.23%
	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E
500,000	6.138%, 12/01/39 (a)	505,675

	Chicago, Illinois O’Hare International Airport, Revenue Bonds (Second Lien - General Airport)
1,200,000	5.500%, 01/01/18	1,212,996
	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
2,300,000	5.500%, 12/01/30 (a)	1,638,612
	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A
1,000,000	6.000%, 05/01/28 (a)	988,010
	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A
1,000,000	7.000%, 08/15/44 (a)	1,040,010
	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A
1,000,000	6.000%, 08/15/38	990,490
	Northern Illinois Municipal Power Agency, Revenue Bonds (Build America Bonds Power Project)
750,000	6.859%, 01/01/39 (a)	785,243
	State of Illinois General Obligation Bonds (Build America Bonds)
2,500,000	6.630%, 02/01/35 (a)	2,462,750
		9,623,786
Indiana: 2.39%
	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series B
2,000,000	6.116%, 01/15/40	2,026,220
	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A
1,125,000	5.000%, 07/01/34 (a)	1,158,817
		3,185,037
Kentucky: 1.26%
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds (Baptist HealthCare Systems), Series A
225,000	5.625%, 08/15/27 (a)	241,832
	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A
500,000	6.375%, 06/01/40 (a)	497,625

	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
900,000	6.125%, 02/01/37 (a)	936,432
		1,675,889
Louisiana: 6.25%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32	2,530,286
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
1,700,000	6.000%, 07/01/29 (a)	1,793,483
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
2,500,000	5.250%, 05/15/38 (a)	2,218,874
	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
1,925,000	5.125%, 06/01/37 (a)	1,787,902
		8,330,545
Maryland: 0.18%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
235,000	5.350%, 07/01/34 (a)	239,714
Massachusetts: 1.00%
	Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Harvard University), Series A
1,250,000	5.000%, 12/15/34 (a)	1,338,125
Michigan: 0.36%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System)
500,000	5.750%, 11/15/39 (a)	483,420
Missouri: 0.68%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34 (a)	907,647

Nevada: 1.89%
	Clark County Nevada Airport, Revenue Bonds (Build America Bonds), Series B
2,500,000	6.881%, 07/01/42	2,515,075
New Hampshire: 0.16%
	New Hampshire Health & Education Facilities Authority, Revenue Bonds (Dartmouth-Hitchcock)
200,000	6.000%, 08/01/38 (a)	210,624
New Jersey: 4.65%
	New Jersey Economic Development Authority, Revenue Bonds
800,000	5.375%, 06/15/14	839,184
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (St. Peters University Hospital Obligation)
2,000,000	5.750%, 07/01/37 (a)	2,002,400
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Trinitas Hospital Obligation), Series B
1,500,000	6.500%, 07/01/23 (a)	1,269,345
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
1,365,000	4.625%, 06/01/26 (a)	1,126,767
1,490,000	5.000%, 06/01/41 (a)	962,942
		6,200,638
New York: 16.57%
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
2,400,000	6.375%, 07/15/43 (a)	2,482,008
	Chautauqua County New York Industrial Development Agency, Revenue Bonds (Dunkirk Power Llc, Project)
250,000	5.875%, 04/01/42	252,670
	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A
3,200,000	5.000%, 02/15/47 (a)	3,040,031
	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2
500,000	5.250%, 06/01/26	479,980

	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
2,100,000	6.900%, 08/01/24 (a)	1,761,858
	New York City, Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)
1,700,000	6.668%, 11/15/39	1,712,070
	New York City, New York General Obligation Bonds (Build America Bonds)
1,600,000	5.985%, 12/01/36	1,584,080
	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K
500,000	4.950%, 11/01/39	501,795
	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured GNMA/FNMA, Series B
1,000,000	4.950%, 05/15/36 (a)	977,300
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
2,000,000	5.000%, 01/01/39	1,757,120
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
1,400,000	7.625%, 08/01/25 (b)	1,419,950
2,500,000	7.750%, 08/01/31 (a)(b)	2,531,600
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (Jetblue Airways Corp. Project)
400,000	5.125%, 05/15/30 (a)	314,624
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
450,000	6.011%, 06/15/42	454,514
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2
500,000	5.000%, 06/15/40 (a)	514,445
	New York City, New York Revenue Bonds, Sub-Series I-1
600,000	5.125%, 04/01/25 (a)	645,834

	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39 (a)	708,325
	New York State Thruway Authority, Revenue Bonds (Build America Bonds, Highway & Bridge Trust)
700,000	5.883%, 04/01/30	706,531
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B
250,000	6.000%, 06/01/48 (a)	229,803
		22,074,538
North Carolina: 0.86%
	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B
750,000	5.000%, 10/01/38 (a)	781,403
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Series A
350,000	5.625%, 10/01/38 (a)	361,242
		1,142,645
Ohio: 7.73%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43 (a)	736,198
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-1
570,000	5.000%, 06/01/11	581,434
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
2,010,000	5.125%, 06/01/24 (a)	1,852,697
2,500,000	5.875%, 06/01/30 (a)	2,112,850
3,700,000	6.000%, 06/01/42 (a)	2,746,029
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
500,000	5.800%, 12/01/38 (a)	519,425
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN
1,150,000	5.100%, 11/01/42 (a)(b)	1,211,652

	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
525,000	5.250%, 09/01/28 (a)	536,251
		10,296,536
Pennsylvania: 1.94%
	Allegheny County Pennsylvania Industrial Development Authority, Environmental Improvement Revenue Bonds
500,000	6.875%, 05/01/30	522,955
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
750,000	7.000%, 07/15/39 (a)	828,503
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B
495,000	6.750%, 12/01/36 (a)	495,703
	Pennsylvania Housing Finance Agency, Revenue Bonds, Series 108B
750,000	4.500%, 10/01/25	742,650
		2,589,811
Puerto Rico: 10.98%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A
700,000	6.000%, 07/01/44 (a)	723,331
	Puerto Rico Commonwealth Highway & Transportation Authority Highway, Insured MBIA, Inc., Revenue Bonds, Series Z
400,000	6.250%, 07/01/15 (a)	447,516
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,300,000	5.500%, 07/01/24 (a)	1,330,875
475,000	5.500%, 07/01/25 (a)	479,356
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16 (a)	1,389,583

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,700,000	0.860%, 07/01/31 (a)(b)	1,924,613
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25 (a)	1,298,138
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series XX
1,250,000	5.250%, 07/01/40	1,234,950
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13 (a)	953,973
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN
1,000,000	5.250%, 08/01/29 (a)(b)	1,024,670
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
1,000,000	5.500%, 08/01/28 (a)	1,049,730
2,700,000	5.500%, 08/01/42 (a)	2,774,006
		14,630,741
Rhode Island: 3.16%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1
1,000,000	5.000%, 10/01/48 (a)	947,810
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN
1,000,000	0.788%, 12/01/37 (b)(c)(d)	1,000,000
	Tobacco Settlement Financing Corp., Revenue Bonds, Series A
2,500,000	6.250%, 06/01/42 (a)	2,267,050
		4,214,860
Texas: 9.49%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36 (a)(b)	628,875
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
3,505,000	6.375%, 05/01/35 (a)	2,633,517

	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series B
165,000	6.125%, 07/15/27 (a)	146,411
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series E
1,600,000	6.750%, 07/01/29	1,556,192
1,000,000	7.000%, 07/01/29	1,004,140
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN
1,000,000	0.350%, 12/01/33 (b)(c)(d)	1,000,000
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
750,000	5.500%, 05/01/22 (a)	728,235
460,000	6.450%, 06/01/21 (a)	290,329
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,554,225
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series D
1,100,000	6.250%, 12/15/26	1,191,762
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
2,250,000	0.872%, 12/15/26 (a)(b)	1,627,402
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28 (a)	282,230
		12,643,318
Virgin Islands: 0.34%
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	458,055
Virginia: 1.33%
	University of Virginia, University Revenue Bonds
800,000	5.000%, 06/01/40 (a)	841,496

	Virginia Small Business Financing & Healthcare Facilities Authority, Revenue Bonds (OBG Sentara Healthcare)
500,000	5.000%, 11/01/40 (a)	505,105
	Virginia State Public School Authority, Revenue Bonds (School Financing 1997), Series B1
425,000	4.000%, 08/01/25 (a)	425,965
		1,772,566
Wisconsin: 1.57%
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
1,600,000	5.625%, 04/15/39 (a)	1,578,560
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)
555,000	5.250%, 08/15/34 (a)	506,643
		2,085,203
	Total Municipal Bonds (Cost $154,456,661)	159,527,162

CORPORATE BONDS: 19.58%
Communications: 0.75%
	Sirius XM Radio, Inc., Gtd. Notes
1,000,000	8.750%, 04/01/15 (e)	1,001,250
Consumer Cyclical: 4.69%
	American Airlines, Inc., Sr. Sec. Notes
500,000	10.500%, 10/15/12 (e)	535,000
	Avis Budget Car Rental Llc, Gtd. Notes
1,000,000	7.750%, 05/15/16	985,000
	Continental Airlines, Inc., Sr. Unsec. Notes
2,600,000	8.750%, 12/01/11 (a)	2,606,499
	Delta Air Lines, Inc., Sr. Sec. Notes
1,015,000	9.500%, 09/15/14 (e)	1,072,094
	United Air Lines, Inc., Sr. Sec. Notes
1,000,000	9.875%, 08/01/13 (e)	1,055,000
		6,253,593
Consumer Discretionary: 0.07%
	General Motors Corp., Sr. Unsec. Notes
250,000	7.200%, 01/15/11 (a)	93,125

Energy: 1.70%
	Southern Union Co., Jr. Sub. Notes
2,425,000	7.200%, 11/01/66 (a)(b)	2,261,313
Financials: 4.09%
	Cemex Finance Llc, Sr. Sec. Notes
1,500,000	9.500%, 12/14/16 (a)(e)	1,560,000
	Ford Motor Credit Co., Llc, Sr. Unsec. Notes
2,000,000	8.000%, 12/15/16	2,108,882
	GMAC, Inc., Gtd. Notes
500,000	8.300%, 02/12/15 (e)	526,250
250,000	8.000%, 03/15/20 (e)	256,875
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
1,000,000	5.375%, 03/15/20	992,638
		5,444,645
Industrials: 3.24%
	Enterprise Products Operating Llc, Gtd. Notes, Series B
2,500,000	7.034%, 01/15/68 (a)(b)	2,381,607
	Solutia, Inc., Gtd. Notes
500,000	7.875%, 03/15/20	508,750
	Stanley Works, Jr. Sub. Notes, Series 1
1,500,000	5.902%, 12/01/45 (b)	1,427,282
		4,317,639
Technology: 2.98%
	Equinix, Inc., Sub. Notes
1,000,000	8.125%, 03/01/18	1,040,000
	Iron Mountain, Inc., Gtd. Notes
1,500,000	8.000%, 06/15/20	1,545,000
	Level 3 Financing, Inc., Gtd. Notes
1,500,000	8.750%, 02/15/17	1,380,000
		3,965,000
Utility: 2.06%
	Dominion Resources, Inc., Jr. Sub. Notes
2,260,000	7.500%, 06/30/66 (a)(b)	2,274,093
	Wisconsin Energy Corp., Jr. Sub. Notes
500,000	6.250%, 05/15/67 (a)(b)	475,667
		2,749,760
	Total Corporate Bonds (Cost $24,744,973)	26,086,325

Shares
PREFERRED STOCKS: 2.31%
Financials: 1.19%
40,000	Citigroup Capital XII	1,026,799
	8.500%
21,250	JPMorgan Chase Capital XXVIII	557,388
	7.200%
		1,584,187
Utility: 1.12%
15,000	Southern California Edison Co. (a)(f)	1,495,313
	5.349%, Perpetual Maturity
	Total Preferred Stocks (Cost $3,030,063)	3,079,500

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.57%
	JPMorgan Chase - New York
$10,074,819	0.030%, due 04/01/10	10,074,819
	Total Short-Term Bank Debt Instruments (Cost $10,074,819)	10,074,819
	Total Investments: 149.21% (Cost $192,306,516)	198,767,806
	Net Other Assets and Liabilities: (49.21)%	(65,551,963)
	Net Assets: 100.00%	$133,215,843

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
$(500,000)	6.100%, 06/01/37	$(524,426)
	ERAC USA Finance Co., Notes
(1,000,000)	8.000%, 01/15/11	(1,049,313)
	International Paper Co., Unsec. Sr. Notes
(250,000)	5.300%, 04/01/15	(264,375)
	Praxair, Inc., Sr. Unsec. Notes
(1,000,000)	3.250%, 09/15/15	(1,003,726)
	Safeway, Inc., Sr. Unsec. Notes
(600,000)	7.250%, 02/01/31	(688,152)

U.S. Government Agency
	United States Treasury Notes
(20,000,000)	1.500%, 07/15/12	(20,162,520)
(7,500,000)	1.500%, 12/31/13	(7,363,477)
(1,000,000)	3.625%, 02/15/20	(983,282)
(16,005,000)	4.375%, 11/15/39	(15,139,738)
(6,300,000)	4.500%, 11/15/15	(6,884,722)
	Total Securities Sold Short (Proceeds $54,338,633)	$(54,063,731)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2010.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d)	Fair valued security.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $6,006,469, representing 4.51% of net assets.

(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA- Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.350%, 12/01/33 (b)(d)	$1,000,000	$1,000,000	0.75%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 0.788%, 12/01/37 (b)(d)	1,000,000	1,000,000	0.75%

Forward Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 87.76%
Diversified REITs: 6.84%
18,072	Vornado Realty Trust	$1,368,050
36,300	Washington Real Estate Investment Trust	1,108,965
		2,477,015
Health Care: 11.75%
31,600	HCP, Inc.	1,042,800
22,900	Health Care REIT, Inc.	1,035,767
36,000	OMEGA Healthcare Investors, Inc.	701,640
17,300	Senior Housing Properties Trust	383,195
23,000	Ventas, Inc.	1,092,040
		4,255,442
Hotels, Resorts & Cruise Lines: 1.35%
47,000	7 Days Group Holdings, Ltd. ADR (a)(b)	488,330
Industrial REITs: 4.68%
33,000	EastGroup Properties, Inc.	1,245,420
4,800	First Potomac Realty Trust	72,144
6,100	Monmouth Real Estate Investment Corp., Class A	51,301
24,800	ProLogis	327,360
		1,696,225
Office REITs: 17.97%
25,200	Alexandria Real Estate Equities, Inc.	1,703,520
19,215	Boston Properties, Inc.	1,449,580
30,900	Digital Realty Trust, Inc.	1,674,780
58,000	Douglas Emmett, Inc.	891,460
13,800	SL Green Realty Corp.	790,326
		6,509,666
Residential REITs: 12.46%
57,000	American Campus Communities, Inc.	1,576,620
12,000	AvalonBay Communities, Inc.	1,036,200
20,000	Camden Property Trust	832,600
27,300	Equity Residential	1,068,795
		4,514,215
Retail REITs: 17.78%
4,300	Equity One, Inc.	81,227
15,000	Federal Realty Investment Trust	1,092,150
40,247	Simon Property Group, Inc.	3,376,723
20,900	Tanger Factory Outlet Centers, Inc.	902,044
46,000	Weingarten Realty Investors, Inc.	991,760
		6,443,904
Specialized REITs: 14.93%
4,300	Hospitality Properties Trust	102,985
88,585	Host Hotels & Resorts, Inc.	1,297,770
17,700	Plum Creek Timber Co., Inc.	688,707
19,000	Potlatch Corp.	665,760
21,400	Public Storage, Inc.	1,968,587

19,700	Sovran Self Storage, Inc.	686,742
		5,410,551
	Total Common Stocks (Cost $21,940,102)	31,795,348

EXCHANGE TRADED FUNDS: 7.77%
35,100	iShares Dow Jones U.S. Real Estate Index Fund	1,747,278
131,400	ProShares Ultra Real Estate	1,069,596
		2,816,874
	Total Exchange Traded Funds (Cost $2,598,798)	2,816,874

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.32%
$2,288,854	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	2,288,854
	Total Short-Term Bank Debt Instruments (Cost $2,288,854)	2,288,854
	Total Investments: 101.85% (Cost $26,827,754)	36,901,076
	Net Other Assets and Liabilities: (1.85)%	(671,908)
	Net Assets: 100.00%	$36,229,168

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Select Income Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 7.22%
Apparel Retail: 0.92%
400,000	Limited Brands, Inc.	$9,848,000
Asset Management & Custody Banks: 0.15%
55,988	W.P. Carey & Co., Llc	1,644,927
Diversified REITs: 0.11%
35,060	Liberty Property Trust	1,189,936
Electric Utilities : 0.23%
133,900	The Empire District Electric Co.	2,412,878
Mortgage REITs: 3.31%
1,951,425	Annaly Capital Management, Inc.	33,525,482
254,200	MFA Financial, Inc.	1,870,912
		35,396,394
Office REITs: 0.64%
194,100	Mack-Cali Realty Corp.	6,842,025
Oil & Gas Exploration & Production: 1.05%
435,200	Linn Energy Llc	11,193,344
Oil & Gas Storage & Transportation: 0.04%
27,500	Ship Finance International, Ltd.	488,400
Residential REITs: 0.20%
76,300	American Campus Communities, Inc.	2,110,458
Retail REITs: 0.43%
404,831	Ramco-Gershenson Properties Trust	4,558,397
Specialized REITs: 0.14%
36,714	Entertainment Properties Trust	1,510,047
	Total Common Stocks (Cost $78,106,819)	77,194,806

CONVERTIBLE PREFERRED STOCKS: 0.74%
Specialized REITs: 0.74%
	FelCor Lodging Trust, Inc.
439,184	Series A, 1.950%	7,949,230
	Total Convertible Preferred Stocks (Cost $8,777,775)	7,949,230

EXCHANGE TRADED FUNDS: 1.42%
Exchange Traded Funds: 1.42%
349,000	SPDR Wells Fargo Preferred Stock ETF	15,146,600
	Total Exchange Traded Funds (Cost $15,425,601)	15,146,600

PREFERRED STOCKS: 100.88%
Diversified REITs: 8.06%
	CapLease, Inc.
698,000	Series A, 8.125%	17,247,580
	Colonial Properties Trust
352,317	Series D, 8.125%	8,508,456
	Cousins Properties, Inc.
14,400	Series A, 7.750%	331,776
296,989	Series B, 7.500%	6,524,848
	PS Business Parks, Inc.
122,532	Series H, 7.000%	2,863,573
157,100	Series K, 7.950%	3,905,506
468,400	Series L, 7.600%	11,358,700
102,400	Series O, 7.375%	2,461,696
474,300	Series P, 6.700%	10,434,600
	Vornado Realty LP
873,368	7.875%	21,982,672
	Vornado Realty Trust
22,100	Series E, 7.000%	533,273
		86,152,680
Industrial REITs: 6.57%
	AMB Property Corp.
239,400	Series M, 6.750%	5,364,954
323,069	Series O, 7.000%	7,650,274
469,707	Series P, 6.850%	10,817,352
	First Industrial Realty Trust, Inc.
284,663	Series J, 7.250%	5,721,726
	Monmouth Real Estate Investment Corp.
232,050	Series A, 7.625%	5,400,964
	ProLogis
406,380	Series C, 8.540%	19,531,639
421,070	Series F, 6.750%	9,276,172
294,317	Series G, 6.750%	6,469,088
		70,232,169
Mortgage REITs: 2.37%
	iStar Financial, Inc.
126,620	Series D, 8.000%	1,884,106

686,700	Series E, 7.875%	9,922,815
394,866	Series F, 7.800%	5,721,608
216,607	Series G, 7.650%	3,067,155
81,126	Series I, 7.500%	1,140,632
	NorthStar Realty Finance Corp.
30,791	Series A, 8.750%	610,893
160,031	Series B, 8.250%	2,952,572
		25,299,781
Office REITs: 24.48%
	Alexandria Real Estate Equities, Inc.
500,000	Series C, 8.375%	12,580,000
	BioMed Realty Trust, Inc.
1,204,300	Series A, 7.375%	29,324,705
	Brandywine Realty Trust
49,450	Series C, 7.500%	1,146,251
54,300	Series D, 7.375%	1,259,217
	Corporate Office Properties Trust
633,125	Series G, 8.000%	15,625,525
15,300	Series H, 7.500%	362,610
99,100	Series J, 7.625%	2,378,400
	Digital Realty Trust, Inc.
753,465	Series A, 8.500%	19,341,447
16,500	Series B, 7.875%	409,035
	Duke Realty Corp.
455,300	Series L, 6.600%	9,861,798
274,773	Series N, 7.250%	6,476,400
1,206,693	Series O, 8.375%	30,867,206
	Highwoods Properties, Inc.
224,243	Series B, 8.000%	5,622,893
	HRPT Properties Trust
24,500	Series B, 7.500%	487,550
1,036,380	Series B, 8.340%	26,272,233
300,000	Series C, 7.125%	6,975,000
531,555	Series D, 6.500%	10,817,144
	Kilroy Realty Corp.
319,579	Series E, 7.800%	7,802,521
150,969	Series F, 7.500%	3,568,907
	Lexington Realty Trust
501,317	Series B, 8.050%	11,841,108
301,428	Series C, 6.500%	11,375,893
505,983	Series D, 7.550%	11,258,122
	Maguire Properties, Inc.
300,000	Series A, 7.625%	4,515,000
	Parkway Properties, Inc.
523,300	Series D, 8.000%	12,232,138
	SL Green Realty Corp.

544,829	Series C, 7.625%	13,086,793
253,755	Series D, 7.875%	6,161,171
		261,649,067
Real Estate Operating Companies: 0.39%
	Forest City Enterprises, Inc.
191,423	7.375%	4,115,595
Real Estate Services: 2.11%
	Grubb & Ellis Co.
160,000	12.000% (a)	22,600,000
Residential REITs: 9.36%
	Apartment Investment & Management Co.
374,740	Series T, 8.000%	9,068,708
1,032,639	Series U, 7.750%	24,225,710
87,000	Series V, 8.000%	2,080,170
133,000	Series Y, 7.875%	3,164,070
	Associated Estates Realty Corp.
461,434	Series B2, 8.700%	11,189,775
	BRE Properties, Inc.
225,544	Series C, 6.750%	5,131,126
483,000	Series D, 6.750%	10,959,270
	Equity Residential
211,200	Series K, 8.290%	12,718,211
	Mid-America Apartment Communities, Inc.
836,041	Series H, 8.300%	21,486,254
		100,023,294
Retail REITs: 25.87%
	CBL & Associates Properties, Inc.
540,330	Series C, 7.750%	12,027,746
728,779	Series D, 7.375%	15,544,856
	Cedar Shopping Centers, Inc.
381,223	Series A, 8.875%	9,298,029
	Developers Diversified Realty Corp.
737,143	Series G, 8.000%	17,750,403
886,300	Series H, 7.375%	19,853,120
227,700	Series I, 7.500%	5,148,297
	Glimcher Realty Trust
698,508	Series F, 8.750%	15,716,430
624,308	Series G, 8.125%	13,416,379
	Kimco Realty Corp.
9,100	Series F, 6.650%	205,387
825,000	Series G, 7.750%	20,847,750
	National Retail Properties, Inc.
281,250	Series C, 7.375%	6,665,625
	Regency Centers Corp.

139,525	Series C, 7.450%	3,369,529
174,188	Series D, 7.250%	4,135,223
	Saul Centers, Inc.
631,428	Series A, 8.000%	15,110,072
635,013	Series B, 9.000%	16,015,028
	Simon Property Group, Inc.
15,000	Series J, 8.375%	910,350
	Tanger Factory Outlet Centers, Inc.
291,595	Series C, 7.500%	7,263,631
	Taubman Centers, Inc.
792,866	Series G, 8.000%	19,845,436
633,566	Series H, 7.625%	15,680,759
	Urstadt Biddle Properties, Inc.
80,000	Series C, 8.500%	8,022,000
481,400	Series D, 7.500%	11,192,550
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%	5,557,500
1,523,425	Series F, 6.500%	32,905,979
		276,482,079
Specialized REITs: 21.67%
	Ashford Hospitality Trust, Inc.
200,000	Series A, 8.550%	4,490,000
720,000	Series D, 8.450%	15,868,800
	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250%	296,601
	Entertainment Properties Trust
364,996	Series B, 7.750%	8,376,658
123,700	Series C, 5.750%	2,257,525
104,744	Series D, 7.375%	2,320,080
386,973	Series E, 9.000%	10,107,735
	FelCor Lodging Trust, Inc.
217,500	Series C, 8.000%	3,784,500
	HCP, Inc.
10,400	Series E, 7.250%	249,288
512,180	Series F, 7.100%	12,051,595
	Health Care REIT, Inc.
184,550	Series D, 7.875%	4,604,523
494,310	Series F, 7.625%	12,209,457
	Hersha Hospitality Trust
493,433	Series A, 8.000%	11,205,863
	Hospitality Properties Trust
186,733	Series B, 8.875%	4,724,345
488,329	Series C, 7.000%	10,943,453
	Host Hotels & Resorts, Inc.
821,200	Series E, 8.875%	20,702,452
	LaSalle Hotel Properties

101,962	Series B, 8.375%	2,506,226
41,500	Series D, 7.500%	946,615
290,900	Series E, 8.000%	6,914,693
330,450	Series G, 7.250%	7,200,506
	LTC Properties, Inc.
1,266,508	Series F, 8.000%	31,713,360
	Omega Healthcare Investors, Inc.
1,050,000	Series D, 8.375%	27,205,500
	Sunstone Hotel Investors, Inc.
1,337,897	Series A, 8.000%	30,838,526
		231,518,301
	Total Preferred Stocks (Cost $959,510,907)	1,078,072,966
Principal Amount
CORPORATE BONDS: 7.55%
Retail-Toy Store: 0.79%
	Toys R Us Property Co., I Llc, Gtd. Notes
$7,500,000	10.750%, 07/15/17 (a)	8,400,000
Industrial REITs: 1.93%
	DuPont Fabros Technology LP, Gtd. Notes
1,500,000	8.500%, 12/15/17 (a)	1,552,500
	First Industrial LP, Sr. Unsec. Notes
10,549,000	5.750%, 01/15/16	8,703,895
8,000,000	5.950%, 05/05/17	6,437,024
1,750,000	7.500%, 12/01/17	1,484,025
3,000,000	7.600%, 07/15/28	2,421,378
		20,598,822
Mortgage REITs: 0.90%
	iStar Financial, Inc., Sr. Unsec. Notes
10,000,000	5.800%, 03/15/11	9,587,500
Office REITs: 0.67%
	Reckson Operating Partnership LP, Sr. Unsec. Notes
7,000,000	7.750%, 03/15/20 (a)	7,131,390
Real Estate Operating Companies: 0.84%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
11,143,000	6.500%, 02/01/17	9,025,830
Retail REITs: 0.68%
	Developers Diversified Realty Corp., Sr. Unsec. Notes
2,000,000	7.500%, 04/01/17	2,024,982
4,675,000	9.625%, 03/15/16	5,233,209
		7,258,191

Specialized REITs: 1.74%
	FelCor Lodging LP, Sr. Secured Notes
18,000,000	10.000%, 10/01/14	18,630,000
	Total Corporate Bonds (Cost $72,597,547)	80,631,733

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.51%
$5,453,522	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	5,453,522
	Total Short-Term Bank Debt Instruments (Cost $5,453,522)	5,453,522
	Total Investments: 118.32% (b) (Cost $1,139,872,171)	1,264,448,857
	Net Other Assets and Liabilities: (18.32)%	(195,822,465)
	Net Assets: 100.00%	$1,068,626,392

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $39,683,890, representing 3.71% of net assets.

(b)	Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $937,640,810.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

REITs - Real Estate Investment Trusts

Sr. - Senior

Unsec. - Unsecured

Forward Small Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.78%
Consumer Discretionary: 25.76% (a)
94,200	American Greetings Corp., Class A	$1,963,128
196,600	AnnTaylor Stores Corp. (b)	4,069,620
110,700	BJ’s Restaurants, Inc. (b)	2,579,310
61,600	Buffalo Wild Wings, Inc. (b)	2,963,576
73,700	Carter’s, Inc. (b)	2,222,792
190,400	Chico’s FAS, Inc.	2,745,568
73,300	The Children’s Place Retail Stores, Inc. (b)	3,265,515
41,900	Chipotle Mexican Grill, Inc., Class A (b)	4,720,873
225,800	Cinemark Holdings, Inc.	4,141,172
122,300	DG FastChannel, Inc. (b)	3,907,485
149,300	Dick’s Sporting Goods, Inc. (b)	3,898,223
51,900	DreamWorks Animation SKG, Inc. (b)	2,044,341
112,100	The Dress Barn, Inc. (b)	2,932,536
241,000	Foot Locker, Inc.	3,624,640
237,400	Grand Canyon Education, Inc. (b)	6,205,636
74,200	Guess ?, Inc.	3,485,916
91,788	hhgregg, Inc. (b)	2,316,729
147,500	Iconix Brand Group, Inc. (b)	2,265,600
75,400	J. Crew Group, Inc. (b)	3,460,860
88,100	The Men’s Wearhouse, Inc.	2,109,114
126,000	Meritage Homes Corp. (b)	2,646,000
80,600	Monro Muffler Brake, Inc.	2,882,256
175,300	Nu Skin Enterprises, Inc., Class A	5,101,230
187,600	NutriSystem, Inc.	3,341,156
52,300	Panera Bread Co., Class A (b)	4,000,427
203,300	Ruby Tuesday, Inc. (b)	2,148,881
57,500	Skechers U.S.A., Inc., Class A (b)	2,088,400
206,400	Texas Roadhouse, Inc., Class A (b)	2,866,896
102,200	Thor Industries, Inc.	3,087,462
63,500	Tractor Supply Co.	3,686,175
61,400	WESCO International, Inc. (b)	2,131,194
140,100	Williams-Sonoma, Inc.	3,683,229
		102,585,940
Consumer Staples: 2.68%
96,700	Diamond Foods, Inc.	4,065,268
90,900	Peet’s Coffee & Tea, Inc. (b)	3,604,185
107,000	United Natural Foods, Inc. (b)	3,009,910
		10,679,363
Energy: 5.61%
107,500	Atwood Oceanics, Inc. (b)	3,722,725
52,000	Cabot Oil & Gas Corp.	1,913,600
55,400	Comstock Resources, Inc. (b)	1,761,720
84,300	Concho Resources, Inc. (b)	4,245,348
93,800	EXCO Resources, Inc.	1,724,044
277,600	Key Energy Services, Inc. (b)	2,651,080
57,200	St. Mary Land & Exploration Co.	1,991,132
195,400	TETRA Technologies, Inc. (b)	2,387,788
46,400	Unit Corp. (b)	1,961,792
		22,359,229

Financial Services: 15.47%
89,100	Advent Software, Inc. (b)	3,987,225
55,800	Affiliated Managers Group, Inc. (b)	4,408,200
60,800	Alexandria Real Estate Equities, Inc.	4,110,080
66,900	Digital Realty Trust, Inc.	3,625,980
264,500	Douglas Emmett, Inc.	4,065,365
99,000	Entertainment Properties Trust	4,071,870
29,100	FactSet Research Systems, Inc.	2,135,067
94,000	First Interstate Bancsystem, Inc.	1,527,500
110,853	First Potomac Realty Trust	1,666,121
134,700	FirstMerit Corp.	2,905,479
79,400	Jones Lang LaSalle, Inc.	5,787,466
72,600	Morningstar, Inc. (b)	3,491,334
158,300	Old National Bancorp	1,891,685
86,400	Prosperity Bancshares, Inc.	3,542,400
150,900	Raymond James Financial, Inc.	4,035,066
104,900	Signature Bank (b)	3,886,545
179,300	Waddell & Reed Financial, Inc., Class A	6,461,972
		61,599,355
Health Care: 9.34%
117,400	Abaxis, Inc. (b)	3,192,106
90,100	Bio-Reference Labs, Inc. (b)	3,961,697
95,900	Catalyst Health Solutions, Inc. (b)	3,968,342
84,500	HMS Holdings Corp. (b)	4,308,655
80,000	ICON Plc, Sponsored ADR (b) (c)	2,112,000
96,200	IPC The Hospitalist Co., Inc. (b)	3,377,582
59,600	MEDNAX, Inc. (b)	3,468,124
77,400	Myriad Genetics, Inc. (b)	1,861,470
104,800	Sirona Dental Systems, Inc. (b)	3,985,544
79,000	SXC Health Solutions Corp. (b)	5,315,120
61,500	Zoll Medical Corp. (b)	1,621,140
		37,171,780
Materials & Processing: 2.39%
47,600	Acuity Brands, Inc.	2,009,196
174,700	Hexcel Corp. (b)	2,522,668
80,500	Kaydon Corp.	3,026,800
145,200	Thompson Creek Metals Co., Inc. (b)	1,964,556
		9,523,220
Producer Durables: 14.72%
129,600	AAR Corp. (b)	3,216,672
81,300	Atlas Air Worldwide Holdings, Inc. (b)	4,312,965
48,900	Franklin Electric Co., Inc.	1,466,511
65,400	Graco, Inc.	2,092,800
170,000	Insituform Technologies, Inc., Class A (b)	4,523,700
73,300	Itron, Inc. (b)	5,319,381
176,400	Korn/Ferry International (b)	3,113,460
99,600	Marten Transport, Ltd. (b)	1,963,116
53,100	MAXIMUS, Inc.	3,235,383
68,600	Moog, Inc., Class A (b)	2,429,812
219,700	Orbital Sciences Corp. (b)	4,176,497
114,500	Pentair, Inc.	4,078,490
54,700	Regal-Beloit Corp.	3,249,727
114,600	Sykes Enterprises, Inc. (b)	2,617,464
44,600	Towers Watson & Co.	2,118,500
71,300	Tutor Perini Corp. (b)	1,550,775
121,400	UTI Worldwide, Inc.	1,859,848
48,600	Wabtec Corp.	2,047,032
163,500	Woodward Governor Co.	5,228,730
		58,600,863

Technology: 19.81%
291,100	Acxiom Corp. (b)	5,222,334
36,800	American Science & Engineering, Inc.	2,757,056
232,200	Aruba Networks, Inc. (b)	3,171,852
95,200	Blackboard, Inc. (b)	3,966,032
129,000	Blue Coat Systems, Inc. (b)	4,004,160
221,800	Bottomline Technologies, Inc. (b)	3,732,894
175,800	Cogent, Inc. (b)	1,793,160
121,000	Coherent, Inc. (b)	3,867,160
159,600	Cypress Semiconductor Corp. (b)	1,835,400
89,800	Diodes, Inc. (b)	2,011,520
479,200	Finisar Corp. (b)	7,528,232
100,300	JDA Software Group, Inc. (b)	2,790,346
389,200	JDS Uniphase Corp. (b)	4,876,676
99,900	MICROS Systems, Inc. (b)	3,284,712
153,300	NETGEAR, Inc. (b)	4,001,130
65,600	Netlogic Microsystems, Inc. (b)	1,930,608
287,400	Netscout Systems, Inc. (b)	4,250,646
123,100	Progress Software Corp. (b)	3,869,033
101,900	Silicon Laboratories, Inc. (b)	4,857,573
137,100	SS&C Technologies Holdings, Inc. (b)	2,067,468
183,400	Teradyne, Inc. (b)	2,048,578
155,800	Tyler Technologies, Inc. (b)	2,922,808
47,600	Veeco Instruments, Inc. (b)	2,070,600
		78,859,978
	Total Common Stocks (Cost $294,601,413)	381,379,728

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.32%
$9,224,268	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	9,224,268
	Total Short-Term Bank Debt Instruments (Cost $9,224,268)	9,224,268
	Total Investments: 98.10% (Cost $303,825,681)	390,603,996
	Net Other Assets and Liabilities: 1.90%	7,549,248
	Net Assets: 100.00%	$398,153,244

(a)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b)	Non-income producing security.

(c)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Strategic Realty Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 69.95%
Diversified REITs: 5.43%
12,300	PS Business Parks, Inc.	$656,820
45,637	Vornado Realty Trust	3,454,721
		4,111,541
Electric Utilities : 0.89%
14,000	FPL Group, Inc.	676,620
Industrial REITs: 2.61%
10,100	First Potomac Realty Trust	151,803
30,000	Monmouth Real Estate Investment Corp., Class A	252,300
89,000	ProLogis	1,174,800
20,000	Terreno Realty Corp. (a)	394,600
		1,973,503
Mortgage REITs: 5.69%
148,100	Annaly Capital Management, Inc.	2,544,358
49,000	Anworth Mortgage Asset Corp.	330,260
188,600	Chimera Investment Corp.	733,654
93,300	MFA Financial, Inc.	686,688
		4,294,960
Office REITs: 9.88%
39,030	Boston Properties, Inc.	2,944,423
60,800	Brandywine Realty Trust	742,368
19,737	Corporate Office Properties Trust	792,046
23,600	Digital Realty Trust, Inc.	1,279,120
33,000	Duke Realty Corp.	409,200
22,900	SL Green Realty Corp.	1,311,483
		7,478,640
Oil & Gas Storage & Transportation: 0.95%
15,100	Enbridge, Inc.	720,173
Real Estate Development: 0.97%
1,298,500	Soho China, Ltd.	735,860
Real Estate Operating Companies: 0.57%
300,000	Minerva Plc (a)	433,625
Residential REITs: 9.18%
17,700	American Campus Communities, Inc.	489,582
45,000	Associated Estates Realty Corp.	620,550

20,000	AvalonBay Communities, Inc.	1,727,000
62,900	Equity Residential	2,462,535
10,000	Essex Property Trust, Inc.	899,500
42,408	UDR, Inc.	748,077
		6,947,244
Retail REITs: 19.07%
8,700	Equity One, Inc.	164,343
15,600	Federal Realty Investment Trust	1,135,836
63,753	General Growth Properties, Inc.	1,025,786
204,300	Glimcher Realty Trust	1,035,801
127,200	Kimco Realty Corp.	1,989,408
112,900	Ramco-Gershenson Properties Trust	1,271,254
77,447	Simon Property Group, Inc.	6,497,803
12,800	Tanger Factory Outlet Centers, Inc.	552,448
68,700	Westfield Group	760,293
		14,432,972
Specialized REITs: 13.67%
86,800	HCP, Inc.	2,864,400
12,300	Health Care REIT, Inc.	556,329
156,188	Host Hotels & Resorts, Inc.	2,288,154
45,400	LaSalle Hotel Properties	1,057,820
13,600	Public Storage	1,251,064
49,000	Ventas, Inc.	2,326,520
		10,344,287
Wireless Telecommunication Services: 1.04%
18,500	American Tower Corp., Class A (a)	788,285
	Total Common Stocks (Cost $36,934,351)	52,937,710

EXCHANGE TRADED FUNDS: 1.02%
94,800	ProShares Ultra Real Estate	771,672
	Total Exchange Traded Funds (Cost $515,821)	771,672

PREFERRED STOCKS: 26.69%
Diversified REITs: 1.14%
	CapLease, Inc.
35,000	Series A, 8.125%	864,850
Industrial REITs: 0.59%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	447,647
Mortgage REITs: 1.02%
	Anworth Mortgage Asset Corp.
31,430	Series A, 8.625%	770,035

Office REITs: 4.18%
	Lexington Realty Trust
106,920	Series D, 7.550%	2,378,970
	Parkway Properties, Inc.
1,000	Series D, 8.000%	23,375
	SL Green Realty Corp.
31,300	Series D, 7.875%	759,964
		3,162,309
Real Estate Services: 1.31%
	Grubb & Ellis Co. (b)
7,000	12.000%	988,750
Residential REITs: 0.81%
	Associated Estates Realty Corp.
25,128	Series B2, 8.700%	609,354
Retail REITs: 8.04%
	CBL & Associates Properties, Inc.
100,000	Series C, 7.750%	2,226,000
115,330	Series D, 7.375%	2,459,989
	Developers Diversified Realty Corp.
9,500	Series I, 7.500%	214,795
	Glimcher Realty Trust
55,000	Series G, 8.125%	1,181,950
		6,082,734
Specialized REITs: 9.60%
	Entertainment Properties Trust
40,000	Series B, 7.750%	918,000
45,000	FelCor Lodging Trust, Inc.	814,500
	Hersha Hospitality Trust
77,900	Series A, 8.000%	1,769,109
	LaSalle Hotel Properties
116,160	Series E, 8.000%	2,761,123
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%	998,065
		7,260,797
	Total Preferred Stocks (Cost $15,425,894)	20,186,476

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.85%
$1,402,917	Wells Fargo Bank & Co. - San Francisco 0.030%, due 04/01/10	1,402,917
	Total Short -Term Bank Debt Instruments (Cost $1,402,917)	1,402,917

Total Investments: 99.51% (Cost $54,278,983)	75,298,775
Net Other Assets and Liabilities: 0.49%	372,268
Net Assets: 100.00%	$75,671,043

(a)	Non-income producing security.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $988,750, representing 1.31% of net assets.

Percentages are stated as a percent of net assets.

Forward Tactical Growth Fund

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
EXCHANGE TRADED FUNDS: 19.73%
640,000	SPDR S&P 500 ETF Trust	$74,873,600
	Total Exchange Traded Funds (Cost $70,172,088)	74,873,600

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 68.35%
$200,000,000	Citibank - New York
	0.030%, due 04/01/10	200,000,000
59,368,269	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	59,368,269
	Total Short -Term Bank Debt Instruments (Cost $259,368,269)	259,368,269
	Total Investments: 88.08% (Cost $329,540,357)	334,241,869
	Net Other Assets and Liabilities: 11.92%	45,209,859
	Net Assets: 100.00%	$379,451,728

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At March 31, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Dow Jones Industrial Average Mini e-CBOT Futures	Long	692	06/18/10	$37,357,620	$947,680
NASDAQ 100 E-Mini Futures	Long	956	06/18/10	37,393,940	713,857
				$74,751,560	$1,661,537

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principals generally accepted (“GAAP”) in the United States of America.

Use of estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2010.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of, the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Fund’s valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at the close of the London Stock Exchange, normally 11:30 a.m. Eastern Time. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: The Funds (excluding the Forward Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchases and sales of investments. At March 31, 2010, the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $54,063,731. The other Funds held no securities sold short.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis, which approximates fair value.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase; the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of March 31, 2010, there were no Funds with securities on loan and during the three months ended March 31, 2010 there was no securities lending activity in the Funds.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund invest a substantial portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the Investment Company Act of 1940.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Banking and Finance Fund
Common Stocks(a)	$39,901,462	—	—	$39,901,462
Short-Term Bank Debt Instruments	1,663,302	—	—	1,663,302

Total	$41,564,764	—	—	$41,564,764

Forward Emerging Markets Fund
Common Stocks(a)	$293,010,012	—	—	$293,010,012
Exchange Traded Funds	8,003,000	—	—	8,003,000
Investment Holdings Companies	170,573	—	—	170,573
Loan Participation Notes	—	$5,232,265	—	5,232,265
Warrants	—	—	$0	0
Corporate Bonds(a)	—	3,323,224	—	3,323,224
Short-Term Bank Debt Instruments	3,331,726	—	—	3,331,726

Total	$304,515,311	$8,555,489	$0	$313,070,800

Forward Global Infrastructure Fund
Common Stocks(a)	$132,900,860	—	—	$132,900,860
Short-Term Bank Debt Instruments	982,283	—	—	982,283

Total	$133,883,143	—	—	$133,883,143

Forward Growth Fund
Common Stocks(a)	$104,521,543	—	—	$104,521,543
Short-Term Bank Debt Instruments	943,466	—	—	943,466

Total	$105,465,009	—	—	$105,465,009

Forward International Dividend Fund
Common Stocks(a)	$4,927,575	—	—	$4,927,575
Short-Term Bank Debt Instruments	242,135	—	—	242,135

Total	$5,169,710	—	—	$5,169,710

Forward International Fixed Income Fund
Foreign Government Obligations(a)	—	$22,356,779	—	$22,356,779
Corporate Bonds(a)	—	9,276,542	—	9,276,542
Credit Linked Notes(a)	—	558,910	—	558,910
Short-Term Investments	—	25,749	—	25,749
Short-Term Bank Debt Instruments	$970,234	—	—	970,234

Total	$970,234	$32,217,980	—	$33,188,214

Forward International Real Estate Fund
Common Stocks(a)	$48,572,509	—	—	$48,572,509
Short-Term Bank Debt Instruments	466,199	—	—	466,199

Total	$49,038,708	—	—	$49,038,708

Forward International Small Companies Fund
Common Stocks(a)	$528,486,287	—	—	$528,486,287
Preferred Stocks(a)	4,825,018	—	—	4,825,018
Short-Term Bank Debt Instruments	7,497,520	—	—	7,497,520

Total	$540,808,825	—	—	$540,808,825

Forward Large Cap Equity Fund
Common Stocks(a)	$14,699,471	—	—	$14,699,471
Short-Term Bank Debt Instruments	684,235	—	—	684,235

Total	$15,383,706	—	—	$15,383,706

Forward Legato Fund
Common Stocks(a)	$12,685,606	—	—	$12,685,606
Short-Term Bank Debt Instruments	339,092	—	—	339,092

Total	$13,024,698	—	—	$13,024,698

Forward Long/Short Credit Analysis Fund
Municipal Bonds(a)	—	$157,527,162	$2,000,000	$159,527,162
Corporate Bonds(a)	—	26,086,325	—	26,086,325
Preferred Stocks
Financials	$1,584,187	—	—	1,584,187
Utility	—	1,495,313	—	1,495,313
Short-Term Bank Debt Instruments	10,074,819	—	—	10,074,819

Total	$11,659,006	$185,108,800	$2,000,000	$198,767,806

Forward Real Estate Fund
Common Stocks(a)	$31,795,348	—	—	$31,795,348
Exchange Traded Funds(a)	2,816,874	—	—	2,816,874
Short-Term Bank Debt Instruments	2,288,854	—	—	2,288,854

Total	$36,901,076	—	—	$36,901,076

Forward Select Income Fund
Common Stocks(a)	$77,194,806	—	—	$77,194,806
Convertible Preferred Stocks(a)	7,949,230	—	—	7,949,230
Exchange Traded Funds	15,146,600	—	—	15,146,600
Preferred Stocks
Diversified REITs	86,152,680	—	—	86,152,680
Industrial REITs	50,700,530	$19,531,639	—	70,232,169
Mortgage REITs	25,299,781	—	—	25,299,781
Office REITs	261,649,067	—	—	261,649,067
Real Estate Operating Companies	4,115,595	—	—	4,115,595
Real Estate Services	—	22,600,000	—	22,600,000
Residential REITs	87,305,083	12,718,211	—	100,023,294
Retail REITs	276,482,079	—	—	276,482,079
Specialized REITs	231,221,700	296,601		231,518,301
Corporate Bonds(a)	—	80,631,733	—	80,631,733
Short-Term Bank Debt Instruments	5,453,522	—	—	5,453,522

Total	$1,128,670,673	$135,778,184	—	$1,264,448,857

Forward Small Cap Equity Fund
Common Stocks(a)	$381,379,728	—	—	$381,379,728
Short-Term Bank Debt Instruments	9,224,268	—	—	9,224,268

Total	$390,603,996	—	—	$390,603,996

Forward Strategic Realty Fund
Common Stocks(a)	$52,937,710	—	—	$52,937,710
Exchange Traded Funds	771,672			771,672
Preferred Stocks
Diversified REITs	864,850	—	—	864,850
Industrial REITs	447,647	—	—	447,647
Mortgage REITs	770,035	—	—	770,035
Office REITs	3,162,309	—	—	3,162,309
Real Estate Services	—	$988,750	—	988,750
Residential REITs	609,354	—	—	609,354
Retail REITs	6,082,734	—	—	6,082,734
Specialized REITs	7,260,797	—	—	7,260,797
Short-Term Bank Debt Instruments	1,402,917	—	—	1,402,917

Total	$74,310,025	$988,750	—	$75,298,775

Forward Tactical Growth Fund
Exchange Traded Funds	$74,873,600	—	—	$74,873,600
Short-Term Bank Debt Instruments	259,368,269	—	—	259,368,269

Total	$334,241,869	—	—	$334,241,869

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(b)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Emerging Markets Fund
Assets
Futures Contracts	$232,413	—	—	$232,413

Total	$232,413	—	—	$232,413

Forward International Fixed Income Fund
Assets
Futures Contracts	$19,051	—	—	$19,051
Forward Foreign Currency Contracts	—	$75,000	—	75,000
Liabilities
Futures Contracts	(17,379)	—	—	(17,379)
Forward Foreign Currency Contracts	—	(39,331)	—	(39,331)

Total	$1,672	$35,669	—	$37,341

Forward Long/Short Credit Analysis Fund
Securities Sold Short
Corporate Bonds	—	$(3,529,992)	—	$(3,529,992)
U.S. Government Agency	—	(50,533,739)	—	(50,533,739)

Total	—	$(54,063,731)	—	$(54,063,731)

Forward Tactical Growth Fund
Assets
Futures Contracts	$1,661,537	—	—	$1,661,537

Total	$1,661,537	—	—	$1,661,537

(b)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Forward Long/Short Credit Analysis Fund
Municipal Bonds
Balance as of December 31, 2009	$2,000,000
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of March 31, 2010	$2,000,000

For the three months ended March 31, 2010, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The International Fixed Income Fund invests in forward foreign currency exchange contracts for hedging purposes, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund entered into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Option Writing/Purchasing: The Funds (excluding the Forward Growth Fund) may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of March 31, 2010, the Funds held no purchased or written options.

Written option activity for the three months ended March 31, 2010 was as follows:

Forward International Fixed Income Fund
WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding as of December 31, 2009	0	$0
Positions opened	16	1,040
Exercised or closed	(16)	(1,040)
Expired	0	0

Outstanding as of March 31, 2010	0	$0

Futures: The Funds (excluding the Growth Fund and the Banking and Finance Fund) may invest in futures contracts in accordance with their investment objectives. A Fund is subject to an equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of business. The Funds do so for a variety of reasons including for cash management, hedging or non-hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2010, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Tactical Growth Fund had futures contracts outstanding with an unrealized gain/ (loss) of $232,413, $1,672 and $1,661,537, respectively. The other Funds held no futures contracts.

Leverage: The Select Income Fund and the Strategic Realty Fund can purchase securities with borrowed money. Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Select Income Fund maintains a line of credit with BNP Paribas (acting through its New York Branch). Borrowing under this arrangement pays interest of 1.20% above the one-month LIBOR rate. The Fund has pledged a portion of its investment securities as the collateral for this line of credit. As of March 31, 2010, the market value of the investment securities pledged as collateral totaled $937,640,810. As of March 31, 2010, the Fund has drawn down $205,533,968 from the line of credit.

2. Tax Basis Information

Tax Basis of Investments As of March 31, 2010, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Banking and Finance	$34,095,770	$8,178,391	$(709,397)	$7,468,994
Forward Emerging Markets	252,668,429	64,874,981	(4,472,610)	60,402,371
Forward Global Infrastructure	132,354,773	7,957,443	(6,429,073)	1,528,370
Forward Growth	78,899,115	27,792,158	(1,226,264)	26,565,894
Forward International Dividend	4,112,584	1,123,140	(66,014)	1,057,126
Forward International Fixed Income	32,173,512	1,765,122	(750,420)	1,014,702
Forward International Real Estate	47,781,959	3,285,231	(2,028,482)	1,256,749
Forward International Small Companies	466,677,479	96,720,058	(22,588,712)	74,131,346
Forward Large Cap Equity	13,467,931	1,982,681	(66,906)	1,915,775
Forward Legato	10,529,704	2,960,451	(465,457)	2,494,994
Forward Long/Short Credit Analysis	192,376,471	7,712,093	(1,320,758)	6,391,335
Forward Real Estate	27,286,785	9,709,095	(94,804)	9,614,291
Forward Select Income	1,137,241,710	161,685,803	(34,478,656)	127,207,147
Forward Small Cap Equity	308,136,403	84,950,288	(2,482,695)	82,467,593
Forward Strategic Realty	60,714,211	14,657,107	(72,543)	14,584,564
Forward Tactical Growth	329,540,357	4,703,074	(1,562)	4,701,512

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Banking and Finance	$(821,938)	—
Forward Emerging Markets	—	$(15,121)
Forward Global Infrastructure	(3,740,972)	(68,634)
Forward International Dividend	—	(6,282)
Forward International Fixed Income	(3,381)	—
Forward International Real Estate	(1,895,448)	(3,968)
Forward International Small Companies	(4,170,788)	—
Forward Legato	(89,725)	—
Forward Real Estate	(283,762)	—
Forward Strategic Realty	(88,974)	(125)

Capital Loss Carryforwards: At December 31, 2009 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015		EXPIRING IN 2016		EXPIRING IN 2017
Forward Banking and Finance	—		$(2,636,665)		$(13,757,241)
Forward Emerging Markets	—		(28,419,457)		—
Forward Global Infrastructure	—		(22,944,101)		(30,477,015)
Forward Growth	—		(12,382,608)		(14,293,135)
Forward International Dividend	—		(11,897,887)		(22,205,160)
Forward International Fixed Income	—		(291,414)		(73,110)
Forward International Real Estate	$(2,652,205	)(a)	(67,712,152	)(a)	(60,639,639)
Forward International Small Companies	—		(102,744,499)		(179,253,577)
Forward Large Cap Equity	(46,757)		(896,852)		(3,054,879)
Forward Legato	—		—		(427,033)
Forward Long/Short Credit Analysis	—		(252,133)		—
Forward Real Estate	—		(4,686,305	)(a)	(7,330,430	)(a)
Forward Select Income	(12,192,886)		(157,040,240)		(30,038,060)
Forward Small Cap Equity	(1,277,033	)(a)	(99,466,625	)(a)	(76,687,200	)(a)
Forward Strategic Realty	—		(94,084,481)		(107,198,608)
Forward Tactical Growth	—		—		(223,792)

(a)	Subject to limitations under §382.

Subsequent Events: Effective May 1, 2010, the series of the registrant previously know as the “Forward International Equity Fund” was renamed the “Forward International Dividend Fund.”

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2010

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: May 26, 2010